UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Flexible Bond Fund

Class A CUBAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$869,315,689
# of Portfolio Holdings	434
Portfolio Turnover Rate	119%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
25.0%
U.S. Government Agency Mortgage-Backed Securities
16.2%
U.S. Treasury Obligations
15.8%
Short-Term Investments
13.2%
Asset-Backed Securities
11.2%
Commercial Mortgage-Backed Securities
6.7%
Collateralized Mortgage Obligations
4.8%
Senior Floating-Rate Loans
3.9%
Other*
3.2%

Table Summary
Value	Value
OtherFootnote Reference*	3.2%
Senior Floating-Rate Loans	3.9%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	11.2%
Short-Term Investments	13.2%
U.S. Treasury Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	16.2%
Corporate Bonds	25.0%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	10.2%
Not Rated	6.8%
C	0.1%
CCC	0.7%
B	5.8%
BB	10.7%
BBB	21.6%
A	5.1%
AA	32.8%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CUBAX-TSR-SAR

Calvert Flexible Bond Fund

Class C CUBCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$869,315,689
# of Portfolio Holdings	434
Portfolio Turnover Rate	119%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.2%
Senior Floating-Rate Loans	3.9%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	11.2%
Short-Term Investments	13.2%
U.S. Treasury Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	16.2%
Corporate Bonds	25.0%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	10.2%
Not Rated	6.8%
C	0.1%
CCC	0.7%
B	5.8%
BB	10.7%
BBB	21.6%
A	5.1%
AA	32.8%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CUBCX-TSR-SAR

Calvert Flexible Bond Fund

Class I CUBIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$869,315,689
# of Portfolio Holdings	434
Portfolio Turnover Rate	119%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.2%
Senior Floating-Rate Loans	3.9%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	11.2%
Short-Term Investments	13.2%
U.S. Treasury Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	16.2%
Corporate Bonds	25.0%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	10.2%
Not Rated	6.8%
C	0.1%
CCC	0.7%
B	5.8%
BB	10.7%
BBB	21.6%
A	5.1%
AA	32.8%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CUBIX-TSR-SAR

Calvert Flexible Bond Fund

Class R6 CUBRX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$869,315,689
# of Portfolio Holdings	434
Portfolio Turnover Rate	119%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.2%
Senior Floating-Rate Loans	3.9%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	11.2%
Short-Term Investments	13.2%
U.S. Treasury Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	16.2%
Corporate Bonds	25.0%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	10.2%
Not Rated	6.8%
C	0.1%
CCC	0.7%
B	5.8%
BB	10.7%
BBB	21.6%
A	5.1%
AA	32.8%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CUBRX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class A CTTLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$433,151,343
# of Portfolio Holdings	308
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Housing
19.2%
General Obligations
18.1%
Water and Sewer
8.5%
Hospital
7.7%
Other Revenue
7.1%
Electric Utilities
6.4%
Lease Rev./Cert. of Participation
6.1%
Transportation
5.4%
Education
5.0%
Special Tax Revenue
4.1%
Other*
12.4%

Table Summary
Value	Value
OtherFootnote Reference*	12.4%
Special Tax Revenue	4.1%
Education	5.0%
Transportation	5.4%
Lease Rev./Cert. of Participation	6.1%
Electric Utilities	6.4%
Other Revenue	7.1%
Hospital	7.7%
Water and Sewer	8.5%
General Obligations	18.1%
Housing	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Cash Securities	2.6%
Not Rated	1.3%
B	0.4%
BB	3.4%
BBB	6.9%
A	22.1%
AA	50.3%
AAA	13.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CTTLX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class C CTTCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$433,151,343
# of Portfolio Holdings	308
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.4%
Special Tax Revenue	4.1%
Education	5.0%
Transportation	5.4%
Lease Rev./Cert. of Participation	6.1%
Electric Utilities	6.4%
Other Revenue	7.1%
Hospital	7.7%
Water and Sewer	8.5%
General Obligations	18.1%
Housing	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Cash Securities	2.6%
Not Rated	1.3%
B	0.4%
BB	3.4%
BBB	6.9%
A	22.1%
AA	50.3%
AAA	13.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CTTCX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class I CTTIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$433,151,343
# of Portfolio Holdings	308
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.4%
Special Tax Revenue	4.1%
Education	5.0%
Transportation	5.4%
Lease Rev./Cert. of Participation	6.1%
Electric Utilities	6.4%
Other Revenue	7.1%
Hospital	7.7%
Water and Sewer	8.5%
General Obligations	18.1%
Housing	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Cash Securities	2.6%
Not Rated	1.3%
B	0.4%
BB	3.4%
BBB	6.9%
A	22.1%
AA	50.3%
AAA	13.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CTTIX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class A CMPAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$208,593,171
# of Portfolio Holdings	81
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.4%
Short-Term Investments	1.8%
Utilities	1.9%
Consumer Staples	4.5%
Materials	5.2%
Health Care	5.4%
Real Estate	6.6%
Information Technology	14.6%
Consumer Discretionary	16.2%
Financials	18.8%
Industrials	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.0%
Dorman Products, Inc.	2.7%
Franklin Electric Co., Inc.	2.4%
Performance Food Group Co.	2.3%
Valvoline, Inc.	2.2%
Donaldson Co., Inc.	2.2%
Royalty Pharma PLC, Class A	2.2%
Wyndham Hotels & Resorts, Inc.	2.1%
Southstate Bank Corp.	1.9%
Cincinnati Financial Corp.	1.9%
Total	22.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CMPAX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class C CMPCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$208,593,171
# of Portfolio Holdings	81
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.4%
Short-Term Investments	1.8%
Utilities	1.9%
Consumer Staples	4.5%
Materials	5.2%
Health Care	5.4%
Real Estate	6.6%
Information Technology	14.6%
Consumer Discretionary	16.2%
Financials	18.8%
Industrials	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.0%
Dorman Products, Inc.	2.7%
Franklin Electric Co., Inc.	2.4%
Performance Food Group Co.	2.3%
Valvoline, Inc.	2.2%
Donaldson Co., Inc.	2.2%
Royalty Pharma PLC, Class A	2.2%
Wyndham Hotels & Resorts, Inc.	2.1%
Southstate Bank Corp.	1.9%
Cincinnati Financial Corp.	1.9%
Total	22.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CMPCX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class I CMCIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$208,593,171
# of Portfolio Holdings	81
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.4%
Short-Term Investments	1.8%
Utilities	1.9%
Consumer Staples	4.5%
Materials	5.2%
Health Care	5.4%
Real Estate	6.6%
Information Technology	14.6%
Consumer Discretionary	16.2%
Financials	18.8%
Industrials	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.0%
Dorman Products, Inc.	2.7%
Franklin Electric Co., Inc.	2.4%
Performance Food Group Co.	2.3%
Valvoline, Inc.	2.2%
Donaldson Co., Inc.	2.2%
Royalty Pharma PLC, Class A	2.2%
Wyndham Hotels & Resorts, Inc.	2.1%
Southstate Bank Corp.	1.9%
Cincinnati Financial Corp.	1.9%
Total	22.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CMCIX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Flexible Bond Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Calvert
Flexible Bond Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.2%

Security	Principal Amount* (000's omitted)		Value
AASET Trust:
Series 2021-2A, Class B, 3.538%, 1/15/47(1)		203	$ 193,947
Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,527	1,531,634
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)		1,574	1,581,962
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	1,024,104
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		885	893,672
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)		2,755	2,752,280
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		1,343	1,348,671
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		1,737	1,728,615
Series 2025-2A, Class B, 6.303%, 8/15/50(1)		627	625,341
Series 2026-1A, Class A, 5.073%, 3/15/51(1)		1,924	1,893,655
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		1,000	999,963
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		2,115	2,105,582
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,047,446
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)		914	881,165
DataBank Issuer LLC, Series 2026-1A, Class A2, 5.811%, 2/25/56(1)		1,523	1,523,544
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	288,827
Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.237%, 1/20/51(1)		3,319	3,207,698
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)		1,486	1,483,900
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)		1,706	1,706,106
GGAM Master Trust International Ltd., Series 2026-1A, Class Y, 9.317%, 9/30/60(1)(3)		1,110	1,109,999
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		1,501	1,516,106
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,350	1,346,772
Harvest SBA Loan Trust, Series 2024-1, Class A, 5.949%, (30-day SOFR Average + 2.25%), 12/25/51(1)(4)		4,092	4,125,608
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		2,423	2,404,721
Iskandar Enterprise LLC, Series 2026-1A, Class A22, 5.343%, 4/17/56(1)		1,650	1,644,406
Lendbuzz Securitization Trust:
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)		318	322,280
Series 2024-3A, Class C, 5.90%, 11/15/31(1)		1,400	1,403,501
Series 2025-2A, Class C, 5.28%, 4/15/31(1)		1,495	1,470,976
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.483%, (1 mo. SOFR + 2.85%), 5/16/30(1)(4)		1,154	1,150,589
Security	Principal Amount* (000's omitted)		Value
LoanDepot GMSR Trust: (continued)
Series 2025-GT1, Class B, 7.183%, (1 mo. SOFR + 3.55%), 5/16/30(1)(4)		914	$ 914,606
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		783	540,359
Series 2020-2GF, Class A, 2.75%, 7/20/47(1)		773	659,782
Series 2021-1GS, Class A, 2.29%, 1/20/48(1)		625	525,019
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		46	45,493
MAPS Trust, Series 2026-1A, Class B, 6.129%, 1/15/51(1)		902	890,057
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		1,721	1,102,561
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)		945	949,612
Mosaic Solar Loan Trust:
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,256	1,108,496
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		173	153,677
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		392	335,304
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		101	81,191
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,294	721,053
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	46,883
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		552	549,096
Series 2024-1, Class B, 6.09%, 8/15/49(1)		686	678,276
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,959	2,838,757
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)		1,444	1,370,489
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		402	398,411
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		1,103	1,103,499
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		51	50,622
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		557	548,951
Series 2021-C, Class C, 3.61%, 10/8/31(1)		321	316,962
Series 2025-C, Class D, 5.91%, 7/8/33(1)		1,075	1,065,500
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		264	261,366
Series 2021-5, Class C, 3.93%, 8/15/29(1)		127	126,129
Phantom Aviation, Series 2026-1A, Class B, 6.027%, 1/15/51(1)		1,882	1,835,197
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		505	484,949
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		2,152	2,165,298
Prodigy Finance, Series 2021-1A, Class C, 7.513%, (1 mo. SOFR + 3.864%), 7/25/51(1)(4)		129	128,374
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)		2,946	2,922,776
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,029,744
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		1,200	1,153,055

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)		803	$ 822,707
Series 2024-B, Class F, 8.881%, 1/18/33(1)		784	801,319
Series 2025-A, Class E, 6.274%, 1/16/34(1)		2,000	1,997,927
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)		2,140	2,173,399
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		1,606	1,538,126
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,338	1,194,380
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		1,900	1,885,498
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,284	1,274,712
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		1,024	1,081,607
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,654	1,625,639
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		566	555,508
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,039	535,167
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		510	457,532
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		2,803	2,533,824
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		107	103,741
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class B, 5.73%, 5/20/52(1)		1,850	1,859,158
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		1,139	1,141,244
Series 2022-3A, Class B, 8.95%, 4/15/29(1)		976	977,271
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		610	530,463
Truist Bank Auto Credit-Linked Notes:
Series 2025-1, Class C, 6.807%, 9/26/33(1)		1,273	1,271,460
Series 2026-1, Class C, 7.196%, 6/26/34(1)		920	921,534
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)		1,867	1,861,953
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,857	2,122,644
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	786,751
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		994	1,018,529
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		1,098	1,073,242
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)		2,110	2,083,101
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		182	176,738
Series 2020-A, Class C, 6.657%, 3/15/45(1)		51	50,361
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	42	$ 42,903
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)	965	965,505
Total Asset-Backed Securities (identified cost $109,337,066)		$105,878,557

Collateralized Mortgage Obligations — 5.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2025-1, Class M1C, 6.878%, (30-day SOFR Average + 3.25%), 10/25/35(1)(4)	$2,295	$ 2,326,303
Big Sky Funding LLC, 5.75%, 10/20/35(3)	2,284	2,284,320
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	722	708,654
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(2)	2,277	2,294,225
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(5)	676	692,600
Series 2024-2, Class A, 7.997%, 11/25/59(1)(5)	710	731,892
Series 2024-3, Class A, 9.05%, 1/25/60(1)(5)	871	899,235
Series 2025-2, Class A, 7.639%, 10/25/60(1)(5)	1,424	1,475,880
Eagle Re Ltd., Series 2021-2, Class M1C, 7.078%, (30-day SOFR Average + 3.45%), 4/25/34(1)(4)	23	23,416
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	90	93,685
Series 5402, Class BZ, 6.00%, 4/25/54	338	352,288
Series 5413, Class MZ, 6.00%, 5/25/54	660	687,423
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(4)	1,343	1,356,308
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(4)	1,674	1,682,265
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(4)	846	848,983
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.892%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	1,270	1,395,229
Series 2021-DNA2, Class B1, 7.028%, (30-day SOFR Average + 3.40%), 8/25/33(1)(4)	815	906,493
Series 2021-DNA2, Class B2, 9.628%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	910	1,134,106
Series 2022-DNA2, Class B2, 12.128%, (30-day SOFR Average + 8.50%), 2/25/42(1)(4)	590	617,779
Federal National Mortgage Association, Series 2024-33, Class KF, 4.578%, (30-day SOFR Average + 0.95%), 1/25/54(4)	465	468,663
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.092%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	585	616,466

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R05, Class 1B1, 7.842%, (30-day SOFR Average + 4.214%), 7/25/39(1)(4)	$730	$ 732,978
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	1,214	1,224,208
Series 2019-R07, Class 1B1, 7.142%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	1,121	1,131,460
Series 2020-R02, Class 2B1, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	494	499,849
Series 2021-R01, Class 1B2, 9.628%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	2,288	2,325,590
Series 2021-R02, Class 2B1, 6.928%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	180	181,620
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	344,968
Series 2023-84, Class MW, 6.00%, 6/20/53	349	362,250
Series 2023-98, Class BW, 6.00%, 7/20/53	385	401,083
Series 2023-99, Class AL, 6.00%, 7/20/53	385	401,120
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(4)	1,319	1,323,239
Series 2023-102, Class SG, 9.098%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(6)	278	288,042
Series 2023-133, Class S, 10.774%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	524	573,577
Series 2023-164, Class EL, 6.00%, 11/20/53	450	467,108
Series 2023-173, Class AX, 6.00%, 11/20/53	395	410,020
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,704,122
Series 2024-46, Class AL, 6.00%, 3/20/54	406	423,230
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(4)	1,709	1,724,183
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.398%, (1 mo. SOFR + 2.75%), 12/19/30(1)(4)	758	762,048
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	748	757,240
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	551	558,595
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	735	739,356
Series 2026-GT1, Class A, 3.648%, (1 mo. SOFR), 5/25/31(1)(4)	1,910	1,919,550
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	1,493	1,498,916
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(5)	1,016	1,020,132
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(5)	991	994,589
Triangle Re Ltd., Series 2021-3, Class B1, 8.578%, (30-day SOFR Average + 4.95%), 2/25/34(1)(4)	1,152	1,169,045
Total Collateralized Mortgage Obligations (identified cost $44,759,577)		$45,534,331

Commercial Mortgage-Backed Securities — 7.3%

Security	Principal Amount* (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)		900	$ 874,389
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(5)		2,532	2,385,887
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)		3,865	3,566,596
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)		1,555	1,404,689
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.375%, (1 mo. SOFR + 2.75%), 11/15/42(1)(4)		1,350	1,359,205
BFLD Trust, Series 2025-FPM, Class B, 5.78%, 10/10/40(1)(5)		1,702	1,705,589
BX Trust:
Series 2025-DELC, Class D, 6.225%, (1 mo. SOFR + 2.60%), 12/15/42(1)(4)		1,825	1,835,057
Series 2025-GW, Class E, 7.275%, (1 mo. SOFR + 3.65%), 7/15/42(1)(4)		2,400	2,421,989
Series 2026-CLS, Class C, 5.975%, (1 mo. SOFR + 2.35%), 5/15/43(1)(4)		1,240	1,245,603
Caister Finance DAC, Series 1A, Class C, 6.587%, (SONIA + 2.84%), 8/17/35(1)(4)	GBP	1,239	1,644,433
CRSNT Trust, Series 2026-MOON, Class D, 6.025%, (1 mo. SOFR + 2.40%), 2/15/43(1)(4)		1,365	1,372,395
CSMC Trust:
Series 2021-BPNY, Class A, 7.455%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)		3,609	3,601,876
Series 2022-CNTR, Class A, 7.57%, (1 mo. SOFR + 3.944%), 1/9/25(1)(4)		262	27,501
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(5)		1,239	1,276,680
Extended Stay America Trust:
Series 2025-ESH, Class E, 6.975%, (1 mo. SOFR + 3.35%), 10/15/42(1)(4)		1,873	1,894,919
Series 2025-ESH, Class F, 7.725%, (1 mo. SOFR + 4.10%), 10/15/42(1)(4)		236	238,973
Series 2026-ESH2, Class E, 6.525%, (1 mo. SOFR + 2.90%), 2/15/43(1)(4)		1,284	1,299,925
Series 2026-ESH2, Class F, 7.375%, (1 mo. SOFR + 3.75%), 2/15/43(1)(4)		992	1,006,018
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.875%, (1 mo. SOFR + 4.25%), 12/15/39(1)(4)		1,160	1,172,050
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		663	666,322
FS Trust, Series 2026-ORL, Class C, 5.475%, (1 mo. SOFR + 1.85%), 2/15/41(1)(4)		2,235	2,240,590
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.317%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)		1,480	1,485,354
Series 2024-WLF2, Class D, 6.565%, (1 mo. SOFR + 2.939%), 5/15/41(1)(4)		1,346	1,358,517
Series 2024-WOLF, Class A, 5.167%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)		540	541,681
Series 2024-WOLF, Class F, 8.063%, (1 mo. SOFR + 4.438%), 3/15/39(1)(4)		1,135	1,147,145
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 5.566%, (1 mo. SOFR + 1.941%), 5/15/37(1)(4)		1,562	1,565,554

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 5.966%, (1 mo. SOFR + 2.341%), 9/15/41(1)(4)		277	$ 277,800
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)		649	650,192
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	22,234
Series 2025-PHNY, Class A, 5.269%, (1 mo. SOFR + 1.644%), 1/15/41(1)(4)		1,131	1,135,269
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(4)		1,820	1,825,469
Series 2026-FUN, Class B, 5.50%, (1 mo. SOFR + 1.90%), 6/15/39(1)(4)		1,121	1,124,998
JW Commercial Mortgage Trust, Series 2026-MRCO, Class D, 6.075%, (1 mo. SOFR + 2.45%), 6/15/39(1)(4)		587	591,709
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.797%, 2/10/43(1)(5)		2,610	2,572,043
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.165%, (1 mo. SOFR + 3.539%), 2/15/42(1)(4)		925	929,754
ORL Trust, Series 2024-GLKS, Class F, 8.064%, (1 mo. SOFR + 4.438%), 12/15/39(1)(4)		1,830	1,839,785
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(5)		885	904,361
PFDR Trust, Series 2026-DLVR, Class A, 5.313%, (1 mo. SOFR + 1.70%), 6/15/43(1)(4)		1,628	1,630,486
PNW Trust, Series 2026-ARTE, Class A, 5.337%, (1 mo. SOFR + 1.711%), 4/15/41(1)(4)		1,250	1,248,316
SHR Trust:
Series 2024-LXRY, Class A, 5.575%, (1 mo. SOFR + 1.95%), 10/15/41(1)(4)		1,525	1,529,066
Series 2024-LXRY, Class D, 7.225%, (1 mo. SOFR + 3.60%), 10/15/41(1)(4)		2,000	2,008,688
TX Trust, Series 2024-HOU, Class E, 8.013%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)		1,344	1,354,349
U.K. Logistics DAC:
Series 2024-1A, Class D, 7.747%, (SONIA + 4.00%), 5/17/34(1)(4)	GBP	338	450,000
Series 2024-1A, Class E, 8.747%, (SONIA + 5.00%), 5/17/34(1)(4)	GBP	197	262,469
Series 2026-2A, Class D, 6.583%, (SONIA + 2.85%), 8/15/36(1)(4)	GBP	1,415	1,882,004
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class B, 6.213%, 9/15/40(1)(5)		520	513,732
Series 2025-1918, Class C, 6.915%, 9/15/40(1)(5)		555	546,075
Series 2026-1250B, Class C, 5.588%, 3/10/41(1)(5)		325	320,178
Series 2026-1250B, Class D, 6.591%, 3/10/41(1)(5)		850	847,925
Total Commercial Mortgage-Backed Securities (identified cost $64,348,792)			$63,805,839

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(7)(8)	26,958	$ 527,029
Total Common Stocks (identified cost $152,249)		$ 527,029

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$255	$ 301,155
JD.com, Inc., 0.25%, 6/1/29	250	245,875
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	215	266,815
		$ 813,845
Consumer, Non-cyclical — 0.2%
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	$300	$ 277,520
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	300	320,250
Jazz Investments I Ltd., 3.125%, 9/15/30	250	426,438
Shift4 Payments, Inc., 0.50%, 8/1/27	245	233,975
Zoetis, Inc., 0.25%, 6/15/29(1)	300	273,010
		$1,531,193
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$270	$269,177
Digital Realty Trust LP, 1.875%, 11/15/29(1)	305	327,570
Federal Realty OP LP, 3.25%, 1/15/29(1)	265	292,427
		$889,174
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$275	$327,755
Cloudflare, Inc., 0.00%, 6/15/30	300	380,100
Datadog, Inc., 0.00%, 12/1/29	310	441,440
ON Semiconductor Corp., 0.50%, 3/1/29	290	350,175
Parsons Corp., 2.625%, 3/1/29	265	261,369
Zscaler, Inc., 0.00%, 7/15/28(1)	300	277,500
		$2,038,339
Total Convertible Bonds (identified cost $4,768,352)		$5,272,551

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 27.3%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	1,724	$ 1,706,282
		$ 1,706,282
Communications — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	1,830	$ 1,182,480
5.375%, 5/1/47	3,703	2,999,445
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,592	1,659,456
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	1,810	1,840,924
8.00%, 8/1/29(1)	1,075	1,077,856
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	1,970	1,919,328
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)	2,130	2,025,963
TELUS Corp., 6.375% to 3/9/31, 6/9/56(9)	3,827	3,829,130
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,070	1,117,678
		$17,652,260
Consumer, Cyclical — 2.2%
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	1,976	$1,224,221
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	1,740	1,665,206
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	1,500	1,546,492
6.75%, 9/15/32(1)	550	562,059
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,262	1,261,621
Ford Motor Co., 3.25%, 2/12/32	340	299,795
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	420	418,575
7.35%, 3/6/30	3,461	3,661,573
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,715	1,670,666
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,010	1,906,877
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	1,667	1,668,564
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	1,550	1,521,776
4.875%, 11/15/31(1)	120	115,537
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(10)	1,625	1,598,391
		$19,121,353
Consumer, Non-cyclical — 1.9%
Centene Corp.:
3.375%, 2/15/30	669	$623,872
4.625%, 12/15/29	897	870,616
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	925	938,383
HCA, Inc., 4.60%, 11/15/32	2,659	2,590,673
Herc Holdings, Inc., 7.00%, 6/15/30(1)	1,820	1,885,980
Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
LifePoint Health, Inc.:
9.875%, 8/15/30(1)		500	$ 527,455
10.00%, 6/1/32(1)		975	974,572
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,681	1,673,342
Perrigo Finance Unlimited Co., 5.15%, 6/15/30		1,940	1,866,971
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		1,780	1,784,649
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		620	585,333
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		2,045	2,116,270
			$16,438,116
Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)		1,373	$1,319,934
			$1,319,934
Energy — 0.5%
Raizen Fuels Finance SA, 5.70%, 1/17/35(1)		1,368	$756,846
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,810	1,752,113
WBI Operating LLC:
6.25%, 10/15/30(1)		130	130,793
6.50%, 10/15/33(1)		1,470	1,480,003
			$4,119,755
Financial — 16.0%
American National Group, Inc.:
6.00%, 7/15/35(10)		2,302	$2,294,596
6.144%, 6/13/32(1)		611	630,444
7.00% to 12/1/30, 12/1/55(9)		1,585	1,548,863
Antares Holdings LP, 6.625%, 6/10/31(1)		1,020	1,020,525
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(11)	EUR	930	1,250,248
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		1,570	1,583,143
Athene Holding Ltd., 6.625%, 5/19/55		3,844	3,740,968
Azorra Finance Ltd.:
7.25%, 1/15/31(1)		1,410	1,449,916
7.75%, 4/15/30(1)		760	788,946
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31		2,061	1,992,429
Banco Mercantil del Norte SA:
8.00% to 1/24/33(1)(9)(12)		1,000	1,002,250
8.375% to 5/20/31(1)(9)(10)(12)		1,979	2,028,970
8.45% to 6/24/36(1)(9)(12)		1,020	1,022,472
Banco Santander SA, 9.625% to 11/21/28(9)(12)		1,000	1,089,896
Bank of America Corp., 5.872% to 9/15/33, 9/15/34(9)		1,607	1,680,212
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)		2,134	2,233,233
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		3,655	3,858,028
Barclays PLC, 8.00% to 3/15/29(9)(12)		2,750	2,895,667
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(9)		2,538	2,490,159
7.625% to 2/11/30, 2/11/35(1)(9)		200	206,700
8.125% to 1/8/34, 1/8/39(1)(9)		1,146	1,222,938

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico: (continued)
8.45% to 6/29/33, 6/29/38(1)(9)		722	$ 779,476
Blue Owl Credit Income Corp., 6.60%, 9/15/29		365	367,511
Blue Owl Finance LLC, 6.25%, 4/18/34		857	839,360
BNP Paribas SA, 7.75% to 8/16/29(1)(9)(12)		2,781	2,914,454
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)		2,296	2,228,104
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(9)		2,800	2,878,803
CI Financial Corp., 7.50%, 5/30/29(1)		4,020	4,214,616
CRC Insurance Group LLC, 7.125%, 6/1/31(1)		1,597	1,592,858
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		2,403	2,343,154
EPR Properties:
3.60%, 11/15/31		910	834,585
4.75%, 11/15/30		344	336,775
4.95%, 4/15/28		1,083	1,083,586
Essent Group Ltd., 6.25%, 7/1/29		642	662,151
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		702	706,723
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		2,557	2,614,875
Global Atlantic Fin Co.:
6.75%, 3/15/54(1)		3,870	3,693,473
7.25% to 3/1/31, 3/1/56(1)(9)		978	959,202
7.95% to 7/15/29, 10/15/54(1)(9)		1,771	1,784,736
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		3,466	3,536,516
8.00% to 3/1/31, 6/1/56(9)		1,195	1,266,715
Intact Financial Corp., 5.459%, 9/22/32(1)		826	847,926
Intesa Sanpaolo SpA, 4.95% to 6/1/41, 6/1/42(1)(9)		1,920	1,676,923
Jefferies Financial Group, Inc.:
5.125%, 4/28/31		1,793	1,770,443
5.50%, 2/15/36		1,442	1,392,234
6.20%, 4/14/34		1,014	1,038,157
Jyske Realkredit AS:
3.50%, 10/1/56	DKK	3,632	533,536
4.00%, 10/1/56	DKK	0	0
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)		4,082	4,053,715
Marex Group PLC:
5.68%, 4/21/31		239	239,193
6.404%, 11/4/29		2,628	2,694,336
Midcap Financial Issuer Trust:
5.37%, 4/15/29(1)		1,438	1,430,724
5.823%, (3 mo. SOFR + 2.15%), 1/15/31(1)(4)		1,325	1,341,721
Nordea Kredit Realkreditaktieselskab, 3.50%, 10/1/56	DKK	58,258	8,550,271
Nykredit Realkredit AS:
3.50%, 4/1/53(11)	DKK	45,146	6,703,943
3.50%, 10/1/56(11)	DKK	68,736	10,114,074
3.50%, 10/1/56(11)	DKK	24,361	3,531,021
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Oaktree Strategic Credit Fund:
6.50%, 7/23/29		415	$ 418,004
8.40%, 11/14/28		1,210	1,269,049
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		1,452	1,467,272
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(9)		1,122	1,148,687
Raymond James Financial, Inc., 5.65%, 9/11/55		846	823,036
Realkredit Danmark AS, 3.50%, 10/1/56(11)	DKK	29,016	4,255,849
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,956	1,831,217
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		1,787	1,751,346
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		2,820	2,916,562
UBS Group AG, 9.25% to 11/13/28(1)(9)(12)		1,770	1,905,931
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		969	974,515
5.861% to 6/19/27, 6/19/32(1)(9)		1,386	1,393,468
UWM Holdings LLC, 6.25%, 3/15/31(1)		1,786	1,593,118
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)		219	195,578
			$139,530,125
Government — 0.3%
International Finance Corp., 0.00%, 2/22/38	MXN	150,000	$2,982,524
			$2,982,524
Industrial — 1.6%
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,130	$1,171,851
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,020	1,918,010
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)		1,850	1,796,998
Hexcel Corp., 5.875%, 2/26/35		585	606,538
Masterbrand, Inc., 7.00%, 7/15/32(1)(10)		1,716	1,740,606
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,990	1,899,648
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)		1,347	1,322,583
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,870	1,874,772
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		1,270	1,198,352
			$13,529,358
Technology — 1.4%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		1,300	$1,262,809
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,800	1,879,058
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,750	1,779,806
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)		1,588	1,662,082
Oracle Corp.:
3.60%, 4/1/50		895	544,687
3.95%, 3/25/51		352	225,393
5.55%, 2/6/53		1,405	1,132,703
5.70%, 2/4/36		1,373	1,330,171
6.00%, 8/3/55		225	191,720
6.55%, 2/4/46		655	617,797

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Technology (continued)
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		1,041	$ 1,148,549
			$ 11,774,775
Utilities — 1.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)		1,700	$ 1,705,108
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		401	365,135
NextEra Energy Capital Holdings, Inc., 4.75% to 11/26/35, 2/26/56(9)	EUR	3,425	3,876,777
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	891,492
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(10)		500	533,518
8.625%, 3/15/33(1)		1,800	1,930,946
			$9,302,976
Total Corporate Bonds (identified cost $237,946,175)			$237,477,458

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Fixed-Income Funds — 0.7%
Calvert Ultra-Short Investment Grade ETF(13)	119,000	$ 6,026,160
Total Exchange-Traded Funds (identified cost $6,036,680)		$ 6,026,160

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(8)(14)	$500	$ 499,305
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(8)(14)	1,000	998,450
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,497,755

Preferred Stocks — 1.0%

Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(10)	36,722	$ 909,971
		$ 909,971
Security	Shares	Value
Insurance — 0.3%
Aspen Insurance Holdings Ltd., 7.00%(10)	115,404	$ 2,686,605
		$ 2,686,605
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	77,941	$ 1,012,454
Series A2, 6.375%	150,000	2,169,000
		$ 3,181,454
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	79,469	$1,846,065
		$1,846,065
Total Preferred Stocks (identified cost $9,989,741)		$8,624,095

Senior Floating-Rate Loans — 4.3%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$1,076	$ 1,079,576
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	409	410,636
		$ 1,490,212
Capital Markets — 0.2%
Focus Financial Partners LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	$1,685	$ 1,647,880
		$ 1,647,880
Chemicals — 0.2%
Charter NEX U.S., Inc., Term Loan, 6.114%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	$1,984	$1,987,139
		$1,987,139
Commercial Services & Supplies — 0.4%
MV Holding GmbH, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	$1,485	$1,487,380
Prime Security Services Borrower LLC, Term Loan, 5.619%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	1,983	1,973,015
		$3,460,395
Diversified Consumer Services — 0.2%
Belron Finance 2019 LLC, Term Loan, 5.657%, (3 mo. USD Term SOFR + 2.00%), 10/16/31	$1,474	$1,474,666
		$1,474,666

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 0.1%
Delta 2 (LUX) SARL, Term Loan, 5.482%, (3 mo. USD Term SOFR + 1.75%), 9/30/31	$1,000	$ 1,001,250
		$ 1,001,250
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$983	$ 979,837
		$ 979,837
Food Products — 0.2%
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	$1,985	$ 1,973,095
		$ 1,973,095
Health Care Providers & Services — 0.2%
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$1,484	$1,486,728
		$1,486,728
Insurance — 1.0%
Alliant Holdings Intermediate LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$1,975	$1,951,049
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	1,371	1,344,184
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	1,743	1,742,952
Ryan Specialty Group LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	1,685	1,683,947
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,872	1,868,274
		$8,590,406
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$1,682	$1,663,518
		$1,663,518
Machinery — 0.4%
Alliance Laundry Systems LLC, Term Loan, 5.894% - 5.913%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31	$602	$603,645
Gates Global LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	983	982,161
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	1,985	1,995,995
		$3,581,801
Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$1,976	$ 1,983,435
		$ 1,983,435
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,477	$ 1,475,653
		$ 1,475,653
Software — 0.3%
Epicor Software Corp., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	$985	$ 943,594
McAfee LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	985	878,128
Open Text Corp., Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	620	608,059
		$2,429,781
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$960	$957,908
		$957,908
Transportation Infrastructure — 0.1%
KKR Apple Bidco LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$985	$987,059
		$987,059
Total Senior Floating-Rate Loans (identified cost $37,525,843)		$37,170,763

Sovereign Government Bonds — 1.0%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/33	BRL	42,000	$ 6,759,755
			$ 6,759,755
Romania — 0.2%
Romania Government International Bonds:
3.75%, 2/7/34(11)	EUR	116	$ 120,193
5.625%, 2/22/36(1)	EUR	1,720	1,986,238
			$ 2,106,431
Total Sovereign Government Bonds (identified cost $9,266,926)			$ 8,866,186

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 17.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$6,458	$ 6,372,338
5.50%, with various maturities to 2055	36,644	36,868,967
Federal National Mortgage Association, 5.50%, with various maturities to 2055	26,562	26,717,792
Government National Mortgage Association II, 5.50%, 12/20/55(16)	1,642	1,651,624
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(17)	5,780	5,401,816
4.50%, 30-Year, TBA(17)	15,289	14,657,731
5.00%, 30-Year, TBA(17)	57,893	56,891,438
5.50%, 30-Year, TBA(17)	4,965	4,982,544
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $153,440,178)		$153,544,250

U.S. Treasury Obligations — 17.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$15	$ 7,142
1.375%, 8/15/50	38	18,650
2.25%, 8/15/46	802	523,336
2.375%, 2/15/42	465	339,296
2.50%, 5/15/46	472	324,343
3.875%, 5/15/43	7,023	6,209,731
4.00%, 11/15/52	661	565,671
4.625%, 2/15/46	10,724	10,296,716
U.S. Treasury Notes:
0.625%, 8/15/30	8,778	7,603,085
1.25%, 8/15/31	795	687,240
1.375%, 11/15/31	1,002	865,497
1.875%, 2/15/32	1,977	1,744,316
2.875%, 5/15/32	2,592	2,406,814
3.50%, 2/15/33	208	198,486
3.875%, 4/30/30	6,454	6,384,796
3.875%, 8/15/34	6,436	6,217,277
4.00%, 2/28/30	4,397	4,370,979
4.00%, 2/15/34	647	632,215
4.125%, 2/28/27	1,398	1,399,032
4.125%, 10/31/29	226	225,665
4.125%, 11/30/29	47,200	47,131,781
4.25%, 12/31/26	46,716	46,780,326
4.25%, 5/31/33	476	474,289
4.25%, 11/15/34	1,974	1,954,915
4.25%, 5/15/35	14	13,836
4.25%, 8/15/35	478	471,969
4.625%, 9/15/26	135	135,238
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 2/15/35	$1,403	$ 1,425,415
Total U.S. Treasury Obligations (identified cost $149,389,751)		$149,408,056

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(18)	$1,134,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 14.3%
Affiliated Fund — 14.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(19)	121,901,268	$121,901,268
Total Affiliated Fund (identified cost $121,901,268)		$121,901,268
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(20)	2,784,440	$ 2,784,440
Total Securities Lending Collateral (identified cost $2,784,440)		$ 2,784,440
Total Short-Term Investments (identified cost $124,685,708)		$124,685,708
Total Investments — 109.1% (identified cost $953,147,038)		$948,318,738
Other Assets, Less Liabilities — (9.1)%		$(79,003,049)
Net Assets — 100.0%		$869,315,689

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $322,178,737 or 37.1% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(3)	When-issued security.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2026.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $2,024,784, which represents 0.3% of the net assets of the Fund as of June 30, 2026.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $5,785,015.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $27,295,262 or 3.1% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Affiliated fund (see Note 8).
(14)	May be deemed to be an affiliated company (see Note 8).
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(19)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2026.
(20)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	13,075,139	USD	2,471,064	JPMorgan Chase Bank, N.A.	9/16/26	$16,324	$ —
BRL	2,322,000	USD	441,109	JPMorgan Chase Bank, N.A.	9/16/26	623	—
BRL	2,322,000	USD	441,109	JPMorgan Chase Bank, N.A.	9/16/26	623	—
HUF	650,472,114	EUR	1,828,431	Goldman Sachs International	9/16/26	—	(12,533)
HUF	62,306,373	USD	199,193	Goldman Sachs International	9/16/26	353	—
HUF	652,608,925	USD	2,131,958	Goldman Sachs International	9/16/26	—	(41,874)
INR	204,483,020	USD	2,148,608	Bank of America, N.A.	9/16/26	—	(742)
INR	87,103,978	USD	914,478	BNP Paribas	9/16/26	453	—
KRW	4,151,448	USD	2,715	JPMorgan Chase Bank, N.A.	9/16/26	—	(29)
USD	2,114,090	CAD	2,933,875	State Street Bank and Trust Company	9/16/26	38,451	—
USD	34,007,243	DKK	218,669,976	JPMorgan Chase Bank, N.A.	9/16/26	445,292	—
USD	949,020	EUR	815,662	Barclays Bank PLC	9/16/26	14,097	—
USD	1,052,065	EUR	919,949	Barclays Bank PLC	9/16/26	—	(2,394)
USD	19,725,016	EUR	16,977,394	JPMorgan Chase Bank, N.A.	9/16/26	265,289	—

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,628,706	GBP	2,704,796	Citibank, N.A.	9/16/26	$40,948	$ —
MXN	4,935,017	USD	280,656	Bank of America, N.A.	9/17/26	—	(231)
MXN	118,897,934	USD	6,814,812	UBS AG	9/17/26	—	(58,614)
						$822,453	$(116,417)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	361	Long	9/30/26	$74,413,945	$21,531
U.S. 10-Year Treasury Note	1,188	Long	9/21/26	130,550,063	528,117
U.S. Ultra 10-Year Treasury Note	430	Long	9/21/26	48,361,563	319,905
U.S. Ultra-Long Treasury Bond	57	Long	9/21/26	6,620,906	41,673
Euro-Bund	(248)	Short	9/8/26	(36,083,670)	(339,847)
U.S. 5-Year Treasury Note	(147)	Short	9/30/26	(15,735,891)	(68,795)
U.S. Long Treasury Bond	(52)	Short	9/21/26	(5,902,000)	(47,836)
					$454,748
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	3,000	Receives	SOFR (pays annually)	4.15% (pays annually)	2/15/46	$31,746	$—	$31,746
Total						$ 31,746	$ —	$ 31,746

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$1,500	5.50% (pays monthly)(4)	5.83%	10/10/29	$(8,082)	$—	$(8,082)
Total		$1,500				$(8,082)	$ —	$(8,082)

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	152,249
		$1,652,249

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $823,709,090) - including $5,785,015 of securities on loan	$818,893,555
Investments in securities of affiliated issuers, at value (identified cost $129,437,948)	129,425,183
Receivable for open forward foreign currency exchange contracts	822,453
Cash	273,035
Cash denominated in foreign currency, at value (cost $24,660)	24,492
Deposits for forward commitment securities	563,000
Deposits for derivatives collateral:
Futures contracts	4,569,000
Centrally cleared swap contracts	207,824
Forward foreign currency exchange contracts	550,000
Receivable for investments sold	1,272,249
Receivable for capital shares sold	718,063
Receivable for variation margin on open centrally cleared swap contracts	29,404
Dividends and interest receivable	5,888,315
Dividends and interest receivable - affiliated	415,282
Securities lending income receivable	2,456
Receivable from affiliates	1,200
Trustees' deferred compensation plan	101,685
Total assets	$963,757,196
Liabilities
Cash collateral due to brokers	$1,113,000
Payable for variation margin on open futures contracts	525,029
Payable for open forward foreign currency exchange contracts	116,417
Payable for investments purchased	2,779,625
Payable for when-issued/forward commitment securities	84,840,804
Payable for capital shares redeemed	1,598,043
Payable for open OTC swap contracts	8,082
Distributions payable	53,447
Deposits for securities loaned	2,784,440
Payable to affiliates:
Investment advisory fee	231,924
Administrative fee	84,279
Distribution and service fees	11,239
Sub-transfer agency fee	4,416
Trustees' deferred compensation plan	101,685
Accrued expenses	189,077
Total liabilities	$94,441,507
Net Assets	$869,315,689
Sources of Net Assets
Paid-in capital	$875,268,917
Accumulated loss	(5,953,228)
Net Assets	$869,315,689
Class A Shares
Net Assets	$41,630,935
Shares Outstanding	2,810,347
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.81
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.31

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2026
Class C Shares
Net Assets	$3,127,452
Shares Outstanding	210,984
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.82
Class I Shares
Net Assets	$788,087,089
Shares Outstanding	53,347,457
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.77
Class R6 Shares
Net Assets	$36,470,213
Shares Outstanding	2,467,156
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.78

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $4,189)	$301,892
Dividend income - affiliated issuers	2,088,677
Interest income	19,466,296
Interest income - affiliated issuers	37,500
Securities lending income, net	21,408
Other income	34,062
Total investment income	$21,949,835
Expenses
Investment advisory fee	$1,440,179
Administrative fee	493,775
Distribution and service fees:
Class A	58,563
Class C	15,581
Trustees' fees and expenses	23,081
Custodian fees	85,023
Transfer agency fees and expenses	393,867
Accounting fees	97,671
Professional fees	37,063
Registration fees	68,938
Reports to shareholders	31,209
Miscellaneous	30,008
Total expenses	$2,774,958
Waiver and/or reimbursement of expenses by affiliates	$(86,104)
Net expenses	$2,688,854
Net investment income	$19,260,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$994,379
Futures contracts	(4,546,630)
Swap contracts	51,268
Foreign currency transactions	(320,726)
Forward foreign currency exchange contracts	1,666,045
Net realized loss	$(2,155,664)
Change in unrealized appreciation (depreciation):
Investment securities	$(9,657,561)
Investment securities - affiliated issuers	(36,755)
Futures contracts	129,103
Swap contracts	12,414
Foreign currency	(27,982)
Forward foreign currency exchange contracts	1,024,681
Net change in unrealized appreciation (depreciation)	$(8,556,100)
Net realized and unrealized loss	$(10,711,764)
Net increase in net assets from operations	$8,549,217

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$19,260,981	$33,351,413
Net realized gain (loss)	(2,155,664)	5,891,387
Net change in unrealized appreciation (depreciation)	(8,556,100)	13,102,691
Net increase in net assets from operations	$8,549,217	$52,345,491
Distributions to shareholders:
Class A	$(1,050,560)	$(2,080,408)
Class C	(58,490)	(126,210)
Class I	(17,499,205)	(28,975,247)
Class R6	(866,101)	(2,440,909)
Total distributions to shareholders	$(19,474,356)	$(33,622,774)
Capital share transactions:
Class A	$(6,351,466)	$7,913,169
Class C	113,912	210,164
Class I	102,205,366	188,385,634
Class R6	1,522,153	(16,722,018)
Net increase in net assets from capital share transactions	$97,489,965	$179,786,949
Net increase in net assets	$86,564,826	$198,509,666
Net Assets
At beginning of period	$782,750,863	$584,241,197
At end of period	$869,315,689	$782,750,863

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.01	$14.58	$14.46	$14.04	$15.35	$15.31
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.70	$0.77	$0.72	$0.46	$0.34
Net realized and unrealized gain (loss)	(0.20)	0.44	0.11	0.43	(1.05)	0.21
Total income (loss) from operations	$0.13	$1.14	$0.88	$1.15	$(0.59)	$0.55
Less Distributions
From net investment income	$(0.33)	$(0.71)	$(0.76)	$(0.73)	$(0.47)	$(0.34)
From net realized gain	—	—	—	—	(0.25)	(0.17)
Total distributions	$(0.33)	$(0.71)	$(0.76)	$(0.73)	$(0.72)	$(0.51)
Net asset value — End of period	$14.81	$15.01	$14.58	$14.46	$14.04	$15.35
Total Return(2)	0.89%(3)	7.96%	6.25%	8.42%	(3.88)%	3.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,631	$48,619	$39,466	$36,834	$30,574	$30,844
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.90%(5)	0.90%	0.91%	0.92%	0.92%	0.92%
Net expenses	0.88%(5)(6)	0.87%(6)	0.87%(6)	0.91%(6)	0.91%(6)	0.90%
Net investment income	4.45%(5)	4.74%	5.30%	5.11%	3.17%	2.18%
Portfolio Turnover	119%(3)(7)	394%(7)	450%(7)	181%(7)	93%(7)	96%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02%, 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.02	$14.59	$14.47	$14.05	$15.35	$15.32
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.59	$0.66	$0.62	$0.36	$0.22
Net realized and unrealized gain (loss)	(0.19)	0.44	0.12	0.42	(1.05)	0.21
Total income (loss) from operations	$0.08	$1.03	$0.78	$1.04	$(0.69)	$0.43
Less Distributions
From net investment income	$(0.28)	$(0.60)	$(0.66)	$(0.62)	$(0.36)	$(0.23)
From net realized gain	—	—	—	—	(0.25)	(0.17)
Total distributions	$(0.28)	$(0.60)	$(0.66)	$(0.62)	$(0.61)	$(0.40)
Net asset value — End of period	$14.82	$15.02	$14.59	$14.47	$14.05	$15.35
Total Return(2)	0.52%(3)	7.16%	5.46%	7.61%	(4.53)%	2.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,127	$3,056	$2,753	$1,618	$1,333	$1,249
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.65%(5)	1.64%	1.66%	1.67%	1.67%	1.67%
Net expenses	1.63%(5)(6)	1.61%(6)	1.62%(6)	1.66%(6)	1.66%(6)	1.65%
Net investment income	3.70%(5)	3.99%	4.51%	4.37%	2.46%	1.42%
Portfolio Turnover	119%(3)(7)	394%(7)	450%(7)	181%(7)	93%(7)	96%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02%, 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.97	$14.54	$14.42	$14.00	$15.30	$15.27
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.74	$0.80	$0.76	$0.50	$0.38
Net realized and unrealized gain (loss)	(0.20)	0.43	0.12	0.42	(1.05)	0.20
Total income (loss) from operations	$0.15	$1.17	$0.92	$1.18	$(0.55)	$0.58
Less Distributions
From net investment income	$(0.35)	$(0.74)	$(0.80)	$(0.76)	$(0.50)	$(0.38)
From net realized gain	—	—	—	—	(0.25)	(0.17)
Total distributions	$(0.35)	$(0.74)	$(0.80)	$(0.76)	$(0.75)	$(0.55)
Net asset value — End of period	$14.77	$14.97	$14.54	$14.42	$14.00	$15.30
Total Return(2)	1.01%(3)	8.24%	6.53%	8.70%	(3.60)%	3.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$788,087	$695,642	$491,225	$273,495	$229,808	$200,170
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66%(5)	0.65%	0.66%	0.67%	0.67%	0.67%
Net expenses	0.64%(5)(6)	0.62%(6)	0.62%(6)	0.66%(6)	0.66%(6)	0.65%
Net investment income	4.69%(5)	4.98%	5.50%	5.35%	3.43%	2.42%
Portfolio Turnover	119%(3)(7)	394%(7)	450%(7)	181%(7)	93%(7)	96%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02%, 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.98	$14.55	$14.43	$14.01	$15.31	$15.27
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.75	$0.82	$0.77	$0.51	$0.39
Net realized and unrealized gain (loss)	(0.19)	0.44	0.11	0.43	(1.04)	0.21
Total income (loss) from operations	$0.16	$1.19	$0.93	$1.20	$(0.53)	$0.60
Less Distributions
From net investment income	$(0.36)	$(0.76)	$(0.81)	$(0.78)	$(0.52)	$(0.39)
From net realized gain	—	—	—	—	(0.25)	(0.17)
Total distributions	$(0.36)	$(0.76)	$(0.81)	$(0.78)	$(0.77)	$(0.56)
Net asset value — End of period	$14.78	$14.98	$14.55	$14.43	$14.01	$15.31
Total Return(2)	1.06%(3)	8.33%	6.61%	8.80%	(3.49)%	3.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,470	$35,434	$50,797	$31,997	$38,166	$47,590
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.56%(5)	0.55%	0.58%	0.57%	0.57%	0.59%
Net expenses	0.54%(5)(6)	0.52%(6)	0.54%(6)	0.57%(6)	0.56%(6)	0.57%
Net investment income	4.79%(5)	5.09%	5.61%	5.43%	3.48%	2.49%
Portfolio Turnover	119%(3)(7)	394%(7)	450%(7)	181%(7)	93%(7)	96%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02%, 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$105,878,557	$ —	$105,878,557
Collateralized Mortgage Obligations	—	45,534,331	—	45,534,331
Commercial Mortgage-Backed Securities	—	63,805,839	—	63,805,839
Common Stocks	—	527,029	—	527,029
Convertible Bonds	—	5,272,551	—	5,272,551
Corporate Bonds	—	237,477,458	—	237,477,458
Exchange-Traded Funds	6,026,160	—	—	6,026,160
High Social Impact Investments	—	1,497,755	—	1,497,755
Preferred Stocks	8,624,095	—	—	8,624,095
Senior Floating-Rate Loans	—	37,170,763	—	37,170,763
Sovereign Government Bonds	—	8,866,186	—	8,866,186
U.S. Government Agency Mortgage-Backed Securities	—	153,544,250	—	153,544,250
U.S. Treasury Obligations	—	149,408,056	—	149,408,056
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	121,901,268	—	—	121,901,268
Securities Lending Collateral	2,784,440	—	—	2,784,440
Total Investments	$139,335,963	$808,982,775	$0	$948,318,738
Forward Foreign Currency Exchange Contracts	$ —	$822,453	$ —	$822,453
Futures Contracts	911,226	—	—	911,226
Swap Contracts	—	31,746	—	31,746
Total	$140,247,189	$809,836,974	$0	$950,084,163
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(116,417)	$ —	$(116,417)
Futures Contracts	(456,478)	—	—	(456,478)

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$(8,082)	$ —	$(8,082)
Total	$(456,478)	$(124,499)	$ —	$(580,977)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

H  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
I  Credit Default Swaps— When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
P  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
Q  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $1,440,179.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $86,104 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $493,775.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2026 amounted to $58,563 and $15,581 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,438 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $4,212 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $227,137,772 and $192,778,000, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $765,975,072 and $752,816,373, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $306,654 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $306,654 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$953,433,077
Gross unrealized appreciation	$7,870,637
Gross unrealized depreciation	(11,800,528)
Net unrealized depreciation	$(3,929,891)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2026 is included in the Schedule of Investments. At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the six months ended June 30, 2026, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the six months ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the six months ended June 30, 2026, the Fund used futures contracts and interest rate swaps to enhance total return, to hedge interest rate risk and/or to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $124,499. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,609,836 at June 30, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”)  or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master
Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of the liability for cash collateral due to broker at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$ —	$942,972(1)	$942,972
Receivable for open forward foreign currency exchange contracts	—	822,453	—	822,453
Total Asset Derivatives	$—	$822,453	$942,972	$1,765,425
Derivatives not subject to master netting or similar agreements	$—	$—	$942,972	$942,972
Total Asset Derivatives subject to master netting or similar agreements	$—	$822,453	$—	$822,453
Accumulated loss	$ —	$ —	$(456,478)(1)	$(456,478)
Payable for open forward foreign currency exchange contracts	—	(116,417)	—	(116,417)
Payable for open OTC swap contracts	(8,082)	—	—	(8,082)
Total Liability Derivatives	$(8,082)	$(116,417)	$(456,478)	$(580,977)
Derivatives not subject to master netting or similar agreements	$—	$—	$(456,478)	$(456,478)
Total Liability Derivatives subject to master netting or similar agreements	$(8,082)	$(116,417)	$—	$(124,499)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of June 30, 2026.

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Barclays Bank PLC	$14,097	$(2,394)	$ —	$ —	$11,703
BNP Paribas	453	—	—	—	453
Citibank, N.A.	40,948	—	(15,828)	—	25,120
Goldman Sachs International	353	(353)	—	—	—
JPMorgan Chase Bank, N.A.	728,151	(29)	(188,908)	(539,214)	—
State Street Bank and Trust Company	38,451	—	—	—	38,451
	$822,453	$(2,776)	$(204,736)	$(539,214)	$75,727

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(973)	$ —	$ —	$ —	$(973)
Barclays Bank PLC	(2,394)	2,394	—	—	—
Goldman Sachs Bank USA	(8,082)	—	8,082	—	—
Goldman Sachs International	(54,407)	353	—	—	(54,054)
JPMorgan Chase Bank, N.A.	(29)	29	—	—	—
UBS AG	(58,614)	—	—	—	(58,614)
	$(124,499)	$2,776	$8,082	$ —	$(113,641)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$1,666,045	$ —	$1,666,045
Futures contracts	—	—	(4,546,630)	(4,546,630)
Swap contracts	(30,129)	—	81,397	51,268
Total	$(30,129)	$1,666,045	$(4,465,233)	$(2,829,317)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$1,024,681	$ —	$1,024,681
Futures contracts	—	—	129,103	129,103
Swap contracts	(19,332)	—	31,746	12,414
Total	$(19,332)	$1,024,681	$160,849	$1,166,198
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$165,248,000	$47,772,000	$100,674,000	$5,933,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan, including accrued interest, was $5,918,387 and the total value of collateral received was $6,056,480, comprised of cash of $2,784,440 and U.S. government and/or agencies securities of $3,272,040.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$2,362,237	$ —	$ —	$ —	$2,362,237
Preferred Stocks	422,203	—	—	—	422,203
Total	$2,784,440	$ —	$ —	$ —	$2,784,440
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2026.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

At June 30, 2026, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $129,425,183, which represents 14.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 6,039,250	$ —	$ —	$ —	$(13,090)	$ 6,026,160	$ 122,206	119,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	506,930	—	—	—	(7,625)	499,305	12,500	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,014,490	—	—	—	(16,040)	998,450	25,000	$1,000,000
Short-Term Investments
Liquidity Fund	96,716,220	135,588,439	(110,403,391)	—	—	121,901,268	1,966,471	121,901,268
Total				$ —	$(36,755)	$129,425,183	$2,126,177

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	434,795	$6,496,856	1,037,993	$15,361,791
Reinvestment of distributions	66,614	993,485	132,394	1,966,569
Shares redeemed	(929,816)	(13,841,807)	(637,614)	(9,415,191)
Net increase (decrease)	(428,407)	$(6,351,466)	532,773	$7,913,169
Class C
Shares sold	14,950	$224,257	51,750	$763,819
Reinvestment of distributions	3,689	55,045	8,047	119,584
Shares redeemed	(11,087)	(165,390)	(45,031)	(673,239)
Net increase	7,552	$113,912	14,766	$210,164
Class I
Shares sold	11,199,857	$166,398,225	20,792,472	$307,743,056
Reinvestment of distributions	1,154,745	17,164,052	1,910,004	28,301,466
Shares redeemed	(5,476,657)	(81,356,911)	(10,007,722)	(147,658,888)
Net increase	6,877,945	$102,205,366	12,694,754	$188,385,634

Calvert
Flexible Bond Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares sold	120,610	$1,800,677	199,341	$2,944,702
Reinvestment of distributions	58,228	866,053	164,587	2,436,902
Shares redeemed	(77,199)	(1,144,577)	(1,489,504)	(22,103,622)
Net increase (decrease)	101,639	$1,522,153	(1,125,576)	$(16,722,018)

Calvert
Flexible Bond Fund
June 30, 2026
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Flexible Bond Fund
June 30, 2026
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Flexible Bond Fund (the “Fund”) with CRM, including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and a comparative benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had outperformed the median of its peer universe and its benchmark indexes for the one- and five-year periods ended December 31, 2025. This data also indicated that the Fund had outperformed its benchmark indexes for the three-year period ended December 31, 2025, while it had underperformed the median of its peer universe for the three-year period ended December 31, 2025. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark indexes.

Calvert
Flexible Bond Fund
June 30, 2026
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CUBAX-NCSR 6.30.26

Calvert
Responsible Municipal Income Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Calvert
Responsible Municipal Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Schedule of Investments (Unaudited)

Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund, 3.474%, 12/15/29	$3,453	$ 3,276,733
		$ 3,276,733
Financial — 1.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,611,288
		$ 4,611,288
Other Revenue — 0.3%
Nature Conservancy, Series A, 0.944%, 7/1/26	$1,285	$ 1,285,000
		$ 1,285,000
Total Corporate Bonds (identified cost $9,705,297)		$9,173,021

Tax-Exempt Mortgage-Backed Securities — 3.1%

Security	Principal Amount (000's omitted)	Value
Housing — 3.1%
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	$2,839	$ 2,893,145
Series 2022-2, Class A, 4.00%, 10/20/36	2,845	2,831,680
Series 2024-2, Class A, 3.625%, 8/20/39	1,474	1,415,984
Series 2024-3, Class A, 4.033%, 10/1/51(1)	2,468	2,439,466
Washington Housing Finance Commission, Municipal Certificates, Series 2024-1, Class A, 4.221%, 3/1/50(1)	3,944	3,882,812
Total Tax-Exempt Mortgage-Backed Securities (identified cost $12,911,234)		$ 13,463,087

Tax-Exempt Municipal Obligations — 87.3%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Indianapolis Local Public Improvement Bond Bank, IN:
5.00%, 2/1/53	$2,895	$ 3,022,960
Green Bonds, 5.00%, 1/1/52	1,475	1,528,789
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,205	1,123,524
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	1,480	1,578,981
Oklahoma Water Resources Board, 4.00%, 10/1/44	630	628,076
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Rhode Island Infrastructure Bank, State Revolving Fund:
Green Bonds, 5.00%, 10/1/45	$315	$ 344,377
Green Bonds, 5.00%, 10/1/46	475	514,792
		$ 8,741,499
Education — 3.8%
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC):
5.00%, 11/1/42	$870	$ 938,226
5.00%, 11/1/43	750	806,995
Arizona State University, Green Bonds, 5.00%, 7/1/43	1,600	1,670,327
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/27	80	80,379
4.00%, 6/15/30	100	99,367
California Enterprise Development Authority, (Rocklin Academy), 5.00%, 6/1/34(2)	500	522,907
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services), 5.00%, 7/1/42	30	32,639
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,001,394
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(2)	215	214,894
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(2)	500	475,343
Navajo County Unified School District No. 27, AZ, 5.50%, 7/1/35	1,045	1,192,426
New York Dormitory Authority:
Sustainability Bonds, 5.00%, 7/1/41	225	248,319
Sustainability Bonds, 5.00%, 7/1/42	250	274,990
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,183,098
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	919,257
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(2)	680	668,843
University of California, 5.25%, 5/15/40	380	459,795
University of South Carolina, 5.00%, 5/1/46	1,375	1,450,968
University of Texas System, 5.00%, 8/15/38	665	780,417
University System of Maryland, 4.375%, 4/1/51	650	651,427
		$16,672,011
Electric Utilities — 4.5%
American Municipal Power, Inc., OH, (Greenup Hydroelectric):
5.00%, 2/15/42	$500	$546,664
5.00%, 2/15/43	1,000	1,095,368
5.00%, 2/15/44	1,500	1,629,345
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	2,000	2,038,606
4.00%, 9/1/40	2,000	2,030,539

1
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	$1,525	$ 1,669,010
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,035	1,035,202
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,187,830
Southern California Public Power Authority, (Clean Energy), Green Bonds, 5.00%, 11/1/33	1,450	1,547,956
Tacoma, WA, Electric System Revenue:
Green Bonds, 5.00%, 1/1/44	830	909,298
Green Bonds, 5.00%, 1/1/49	3,000	3,145,348
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,105,419
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	677,528
		$19,618,113
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(2)	$10	$10,282
		$10,282
General Obligations — 14.8%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,308,676
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/46	2,000	2,240,718
Athens Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/45	3,510	3,802,622
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,911,412
California, 4.00%, 9/1/32	1,000	1,001,245
Calistoga Joint Unified School District, CA, (Election of 2022), 5.00%, 8/1/54	655	697,060
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/42	2,070	2,303,204
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,249,967
Chicago Board of Education, IL:
5.00%, 12/1/34	2,160	2,168,368
5.25%, 12/1/36	4,000	4,128,296
5.25%, 12/1/39	2,000	1,994,438
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/45	2,075	2,251,656
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	653,941
Social Bonds, 5.25%, 5/1/32	600	660,881
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,010,823
Hawaii, 4.00%, 10/1/34	2,000	2,003,887
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,400	3,439,335
Kane and DeKalb Counties Community Unit School District No. 302, IL, Kaneland, 4.25%, 2/1/47(3)	1,270	1,228,666
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	$2,000	$ 2,250,537
5.25%, 8/1/40	1,200	1,337,077
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,180,599
Los Angeles Unified School District, CA:
5.00%, 7/1/46	2,800	3,079,642
Sustainability Bonds, 5.00%, 7/1/36	2,035	2,318,637
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/45	2,300	2,594,715
Oregon City School District No. 62, OR:
5.00%, 6/15/42	1,750	1,948,165
5.00%, 6/15/45	705	769,016
Pasadena, CA, (Central Library), 5.00%, 9/1/51	2,890	3,125,720
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,095	948,510
Peoria County Community Unit School District No. 323, IL, 5.00%, 4/1/41	5	5,470
Pitkin County School District No. 1 Aspen, CO:
5.50%, 12/1/46	450	509,852
5.50%, 12/1/47	550	617,146
5.50%, 12/1/48	750	837,749
Renton School District No. 403, WA, 4.00%, 12/1/39	1,225	1,248,281
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/42	1,960	2,241,965
		$64,068,276
Health Care - Miscellaneous — 1.5%
Boys Town, NE, 5.00%, 7/1/46	$5,000	$5,266,124
New York State Dormitory Authority, (Nysarc, Inc.), 4.125%, 7/1/46	1,055	1,039,953
		$6,306,077
Hospital — 7.5%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$1,965	$1,825,011
California Municipal Finance Authority, (Gateways Hospital and Mental Health Centers), 5.00%, 9/1/46	675	689,469
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,209,940
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,329,960
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,182,092
4.00%, 4/1/36	2,475	2,419,001
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,356,714
Lynchburg Economic Development Authority, VA, (Centra Health), 5.25%, 1/1/44	1,000	1,100,002

2
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute):
5.00%, 12/1/34	$500	$ 504,759
5.50%, 12/1/51	2,630	2,861,159
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	1,860	1,706,273
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	570	618,085
Green Bonds, 5.25%, 2/28/41	695	748,416
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	1,800	1,660,295
4.00%, 11/15/49	1,100	1,015,129
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,143,413
University of Wisconsin Hospitals and Clinics Authority, Green Bonds, 4.00%, 4/1/44	960	931,294
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	3,335	3,267,402
		$32,568,414
Housing — 15.4%
Build NYC Resource Corp., NY, (Urban Resource Institute), 5.375%, 12/1/46	$500	$546,853
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, Social Bonds, 4.00%, 8/15/44	1,000	959,297
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainability Bonds, 4.20%, 8/1/40	3,915	3,991,434
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	990	885,437
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,020,421
Denver City and County Housing Authority, CO, (4965 Washington Street), 5.00%, 12/1/45	1,250	1,295,135
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	2,000,001
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	4,980	4,989,332
FW Texas Street Public Facility Corp., TX, 5.00%, 5/1/38	2,500	2,657,031
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,040,708
4.00%, 5/15/34	1,145	1,158,717
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	837,036
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	50	50,725
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	950	955,271
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	1,897	1,913,489
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,590	1,592,211
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration, (New Carrollton Affordable), (FNMA), Sustainability Bonds, 4.75%, 12/1/46	$1,475	$ 1,501,679
Maryland Community Development Administration, (Villages at Marley Station), (FNMA), Sustainability Bonds, 4.35%, 2/1/44	3,970	4,001,305
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,574,960
4.35%, 7/1/50	550	534,621
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,074,617
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	550	547,164
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,506,547
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,046,859
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,040	3,106,536
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,846,231
Sustainable Development Bonds, 1.75%, 11/1/32	990	863,595
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	965,566
New York Housing Finance Agency, Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,729,985
Oregon Housing and Community Services Department, (Redmond Landing Apartments), (FNMA), 4.33%, 11/1/43	2,145	2,138,726
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	925	926,805
Social Bonds, 0.95%, 10/1/28	420	394,913
Social Bonds, 4.30%, 10/1/42	2,560	2,570,861
Social Bonds, 4.40%, 10/1/38	1,500	1,535,796
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/34	1,100	1,166,466
5.00%, 6/1/39	960	1,010,532
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	681,813
Santa Barbara Housing Authority, CA, (Heritage Ridge Special Needs), 4.00%, 12/1/38	765	770,052
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,013,400
5.00%, 6/1/27	500	501,653
Vancouver Housing Authority, WA, (Battle Ground Portfolio), 4.625%, 2/1/44	1,200	1,212,500
Virginia Housing Development Authority, 4.10%, 10/1/27	2,930	2,932,173
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,405	1,411,072
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	205	205,117
		$66,664,642

3
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 2.3%
Baldwin County Industrial Development Authority, AL, (Novelis Corp.), (AMT), 4.30%to 3/1/33 (Put Date), 3/1/56(2)	$3,000	$ 3,004,742
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	1,000	1,052,569
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(2)	1,305	1,312,593
Mission Economic Development Corp., TX, (Graphic Packaging International LLC), (AMT), Green Bonds, 5.00% to 6/1/30 (Put Date), 12/1/64	1,200	1,245,051
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	2,000	1,839,553
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(2)	1,250	1,291,957
		$ 9,746,465
Insured - Education — 0.6%
Eastern Michigan University, (BAM), 5.00%, 3/1/45	$700	$748,696
Southwestern Illinois Development Authority, (East St. Louis School District No. 105):
(BAM), 6.00%, 12/1/45	155	179,062
(BAM), 6.00%, 12/1/47	400	453,800
Southwestern Illinois Development Authority, (East St. Louis School District No. 189):
(BAM), 5.00%, 1/1/40	385	421,509
(BAM), 5.00%, 1/1/42	320	345,325
(BAM), 5.00%, 1/1/44	340	362,510
		$2,510,902
Insured - Electric Utilities — 0.8%
Muscatine Power and Water, IA, Electric Revenue, (AG), 5.00%, 12/1/45	$400	$427,228
New York Power Authority:
(AG), Green Bonds, 5.25%, 11/15/41	1,500	1,705,312
(AG), Green Bonds, 5.25%, 11/15/42	1,000	1,131,270
		$3,263,810
Insured - Escrowed/Prerefunded — 0.0%†
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	$15	$15,768
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,054
		$31,822
Insured - General Obligations — 2.0%
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/48	$385	$424,890
Knox County Community Unit School District No. 202 Knoxville, IL:
(AG), 5.00%, 12/1/43	305	330,536
(AG), 5.00%, 12/1/45	365	388,577
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Maricopa County Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/41	$850	$ 947,057
(BAM), 5.00%, 7/1/43	1,300	1,436,202
Mount Vernon, IL, (BAM), 5.00%, 12/15/40	805	849,797
Pontiac, MI, (BAM), 5.00%, 4/1/43	215	230,071
Sparta Area School District, WI, (AG), 3.00%, 3/1/40	1,300	1,163,944
Sterling, IL, (BAM), 5.00%, 11/1/41	1,160	1,274,078
Whatcom County Public Utility District No. 1, WA:
(AMT), (BAM), 5.25%, 12/1/36	75	82,841
(AMT), (BAM), 5.25%, 12/1/38	65	71,088
(AMT), (BAM), 5.25%, 12/1/40	385	416,084
(AMT), (BAM), 5.50%, 12/1/41	1,000	1,098,696
		$8,713,861
Insured - Housing — 0.4%
Rhode Island Health and Educational Building Corp., RI, (PRG-RI Properties LLC), (AG), 5.00%, 7/1/45	$1,500	$1,550,031
		$1,550,031
Insured - Special Tax Revenue — 0.2%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke Project):
(AG), 5.00%, 7/1/43	$350	$384,550
(AG), 5.00%, 7/1/47	295	313,777
Gilbert Community School District, IA, Infrastructure Sales Services and Use Tax Revenue, (AG), 4.375%, 6/1/43	220	222,920
		$921,247
Insured - Transportation — 0.0%†
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/30	$215	$215,316
		$215,316
Insured - Water and Sewer — 3.9%
Atlanta, GA, Water and Wastewater Revenue, (BAM), 4.00%, 11/1/43	$1,350	$1,364,747
Berkeley County Public Service District, WV, Water Revenue:
(BAM), Green Bonds, 4.25%, 12/1/49	1,250	1,239,038
(BAM), Green Bonds, 5.00%, 12/1/38	455	494,136
(BAM), Green Bonds, 5.00%, 12/1/39	130	140,693
(BAM), Green Bonds, 5.00%, 12/1/40	220	237,431
Chicago, IL, Wastewater Transmission Revenue, (AG), 5.00%, 1/1/39	1,000	1,079,614
Chicago, IL, Water Revenue, (AG), 5.00%, 11/1/38	1,000	1,076,839
Eagle River Water and Sanitation District, CO:
(AG), 4.00%, 12/1/52	1,545	1,435,595
(BAM), Green Bonds, 5.00%, 12/1/42	500	554,001
(BAM), Green Bonds, 5.00%, 12/1/43	400	442,192
(BAM), Green Bonds, 5.00%, 12/1/44	350	383,964
(BAM), Green Bonds, 5.00%, 12/1/45	700	762,231

4
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Erie Sewer Authority, PA, (BAM), 5.00%, 12/1/42	$825	$ 883,476
Fort Morgan, CO, Wastewater Revenue:
(BAM), 5.00%, 12/1/44	375	405,495
(BAM), 5.00%, 12/1/45	300	321,291
(BAM), 5.00%, 12/1/46	250	265,482
Grand Prairie Water Commission, IL, (BAM), 5.00%, 1/1/42	725	788,118
Grants Pass, OR, Water Revenue, (BAM), 4.125%, 4/1/48	2,425	2,384,247
Montrose, CO, Sewer Utility Revenue, (BAM), 5.00%, 12/1/50	350	367,290
Stockton-East Water District, CA:
(BAM), Green Bonds, 5.00%, 3/1/43	315	347,195
(BAM), Green Bonds, 5.00%, 3/1/44	350	383,114
(BAM), Green Bonds, 5.00%, 3/1/45	215	234,134
Wellborn Special Utility District, TX, (AG), 4.00%, 7/15/46	1,350	1,278,648
		$16,868,971
Lease Revenue/Certificates of Participation — 5.6%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$1,111,994
Battery Park City Authority, NY:
Sustainability Bonds, 5.00%, 11/1/45	730	812,556
Sustainability Bonds, 5.00%, 11/1/53	3,915	4,129,971
College of Western Idaho:
4.25%, 8/1/45	165	166,698
5.25%, 8/1/50	190	201,322
Columbus Multi School Building Corp., IN, 5.00%, 7/15/42	500	542,546
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,145	1,144,960
Duneland School Building Corp., IN, 3.00%, 1/15/42	1,980	1,694,553
Greater Clark Building Corp., IN, 5.00%, 1/15/46	1,100	1,153,688
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/42	1,150	1,250,599
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	400	400,151
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,325,505
Philadelphia Energy Authority, PA, (Energy Conservation Improvement):
Green Bonds, 5.00%, 11/1/44	1,000	1,087,518
Green Bonds, 5.00%, 11/1/45	500	538,723
Green Bonds, 5.00%, 11/1/46	615	657,917
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,465	1,487,854
Vail, CO, Certificates of Participation, 5.25%, 12/1/50	1,250	1,324,546
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,330	3,581,519
Westfield High School Building Corp., IN, 5.00%, 7/15/38	1,490	1,666,837
		$24,279,457
Other Revenue — 6.4%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	$4,300	$4,493,575
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	4,095	4,216,355
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority: (continued)
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,500	$ 1,570,114
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	975	1,002,584
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,755,889
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,905	5,355,935
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	1,160	1,239,272
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,365,634
Green Bonds, 5.00%, 9/1/36	1,445	1,501,323
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/39	1,500	1,668,570
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,009,371
4.45%, 11/1/36	1,000	1,011,237
Massachusetts Development Finance Agency, (Seven Hills Foundation and Affiliates Issue), 6.00%, 9/1/50	500	544,849
New York Trust for Cultural Resources, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/32	895	1,003,049
		$27,737,757
Senior Living/Life Care — 1.5%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 5.25%, 10/1/45	$2,240	$2,346,099
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	1,500	1,504,437
Montana Facility Finance Authority, (St John's United):
4.10%, 11/15/31(3)	2,000	2,008,700
5.50%, 11/15/46(3)	615	616,745
		$6,475,981
Solid Waste — 0.3%
Ecomaine, ME, Green Bonds, (AMT), 5.25%, 10/15/44	$1,375	$1,458,281
		$1,458,281
Special Tax Revenue — 3.9%
Lawton Industrial Development Authority, OK, 5.00%, 7/1/44	$300	$319,183
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	1,000	1,040,917
Metropolitan Atlanta Rapid Transit Authority, GA, Green Bonds, 5.00%, 7/1/45	915	1,012,518
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/44	2,500	2,727,161
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,015,389
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	2,500	2,464,404
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,301,603

5
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/40	$3,000	$ 3,379,495
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	1,000	1,010,537
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	600	593,441
		$ 16,864,648
Student Loan — 0.1%
Connecticut State Higher Education Supplement Loan Authority, (Chesla Loan Program), (AMT), 4.25%, 11/15/43	$625	$ 626,884
		$ 626,884
Transportation — 5.3%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Green Bonds, (AMT), 5.25%, 7/1/41	$1,500	$1,635,550
Atlanta, GA, Department of Aviation:
Green Bonds, (AMT), 5.25%, 7/1/41	1,000	1,101,454
Green Bonds, (AMT), 5.25%, 7/1/42	1,500	1,645,049
California Municipal Finance Authority, (SFMTA Potrero Yard Modernization):
5.00%, 9/1/43	1,100	1,219,796
5.50%, 9/1/56	1,165	1,276,970
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,911,990
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,511,201
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,045,118
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,915,406
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/39	1,250	1,369,617
Green Bonds, (AMT), 5.25%, 7/1/45	5,860	6,284,993
		$22,917,144
Water and Sewer — 4.5%
Allegheny County Sanitary Authority, PA, 4.125%, 12/1/42	$30	$30,670
Atlanta, GA, Water and Wastewater Revenue:
Sustainability Bonds, 5.00%, 11/1/46	1,250	1,362,497
Sustainability Bonds, 5.00%, 11/1/47	700	756,196
Clairton Municipal Authority, PA, Sewer Revenue, 4.00%, 12/1/38	1,750	1,734,734
District of Columbia Water and Sewer Authority:
Green Bonds, 5.00%, 10/1/41	1,000	1,118,511
Green Bonds, 5.00%, 10/1/42	1,290	1,436,866
Green Bonds, 5.00%, 10/1/43	2,500	2,772,127
Florence, SC, Combined Waterworks and Sewerage System Revenue, 4.00%, 9/1/55	1,320	1,239,211
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	$1,000	$ 1,072,422
Honolulu City and County, HI, Wastewater System Revenue:
Green Bonds, 5.25%, 7/1/46	395	435,743
Green Bonds, 5.25%, 7/1/47	405	443,229
Green Bonds, 5.25%, 7/1/50	500	540,081
Green Bonds, 5.25%, 7/1/55	475	509,004
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,420	1,555,434
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	765,335
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	990	1,045,464
Oklahoma Water Resources Board, (Clean Water Program), 5.00%, 4/1/41	620	689,582
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,050	1,954,309
		$19,461,415
Total Tax-Exempt Municipal Obligations (identified cost $372,051,372)		$378,293,306

Taxable Municipal Obligations — 4.0%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.1%
New York State Energy Research and Development Authority, Green Bonds, 6.226%, 4/1/41	$390	$ 391,890
		$ 391,890
Education — 0.5%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.19%, 4/1/27	$600	$ 583,879
2.38%, 4/1/28	1,025	962,895
2.50%, 4/1/29	820	743,641
		$ 2,290,415
Electric Utilities — 1.1%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 2.52%, 11/1/28(2)	$1,205	$1,141,030
Connecticut Green Bank:
Green Bonds, 4.375%, 11/15/32	1,536	1,510,571
Green Bonds, 4.60%, 11/15/35	568	555,881
Green Bonds, 4.65%, 11/15/36	745	726,952
Green Bonds, 4.70%, 11/15/37	640	622,361
		$4,556,795

6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$ 740,734
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	374,189
1.802%, 8/1/31	400	352,451
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	2,940	2,943,831
Tustin Unified School District, CA, 1.554%, 8/1/29	535	492,655
		$ 4,903,860
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$566,653
		$566,653
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$460,768
		$460,768
Insured - Housing — 0.1%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 2.005%, 7/1/27	$185	$179,600
(AG), 2.429%, 7/1/29	275	253,719
(AG), 2.679%, 7/1/31	40	35,345
		$468,664
Lease Revenue/Certificates of Participation — 0.5%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$507,533
Green Bonds, 5.298%, 3/1/32	500	509,524
Green Bonds, 5.398%, 3/1/33	350	358,206
Philadelphia Redevelopment Authority, PA, Social Bonds, 5.666%, 9/1/46	650	648,555
		$2,023,818
Other Revenue — 0.3%
Arizona Industrial Development Authority, (Reinvestment Fund, Inc.), 5.259%, 10/1/33	$1,415	$1,425,781
		$1,425,781
Total Taxable Municipal Obligations (identified cost $17,559,199)		$17,088,644

Short-Term Investments — 2.6%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%(4)	11,357,902	$ 11,359,038
Total Short-Term Investments (identified cost $11,359,022)		$ 11,359,038
Total Investments — 99.1% (identified cost $423,586,124)		$429,377,096
Other Assets, Less Liabilities — 0.9%		$ 3,774,247
Net Assets — 100.0%		$433,151,343

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $10,482,144 or 2.4% of the Fund's net assets.
(3)	When-issued security.
(4)	The rate shown is the annualized seven-day yield as of June 30, 2026.

At June 30, 2026, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California16.5%
Others, representing less than 10% individually77.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 8.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 5.0% of total investments.

Abbreviations:
AG	– Assured Guaranty Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency

7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $423,586,124)	$429,377,096
Cash	7,752
Receivable for investments sold	3,534,458
Receivable for capital shares sold	417,964
Interest and dividends receivable	4,693,067
Receivable from affiliates	32,801
Trustees' deferred compensation plan	98,752
Total assets	$438,161,890
Liabilities
Payable for when-issued securities	$3,819,893
Payable for capital shares redeemed	547,054
Distributions payable	277,094
Payable to affiliates:
Investment advisory fee	123,388
Administrative fee	42,305
Distribution and service fees	19,356
Sub-transfer agency fee	8,008
Trustees' deferred compensation plan	98,752
Accrued expenses	74,697
Total liabilities	$5,010,547
Net Assets	$433,151,343
Sources of Net Assets
Paid-in capital	$484,039,571
Accumulated loss	(50,888,228)
Net Assets	$433,151,343
Class A Shares
Net Assets	$93,167,588
Shares Outstanding	6,008,868
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.51
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$16.03
Class C Shares
Net Assets	$515,092
Shares Outstanding	33,220
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.51
Class I Shares
Net Assets	$339,468,663
Shares Outstanding	21,838,939
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.54

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income	$117,548
Interest income	8,304,857
Total investment income	$8,422,405
Expenses
Investment advisory fee	$733,843
Administrative fee	251,603
Distribution and service fees:
Class A	114,142
Class C	3,222
Trustees' fees and expenses	11,788
Custodian fees	4,222
Transfer agency fees and expenses	157,487
Accounting fees	46,444
Professional fees	36,460
Registration fees	23,125
Reports to shareholders	7,878
Miscellaneous	48,029
Total expenses	$1,438,243
Waiver and/or reimbursement of expenses by affiliates	$(272,511)
Net expenses	$1,165,732
Net investment income	$7,256,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$827,116
Net realized gain	$827,116
Change in unrealized appreciation (depreciation):
Investment securities	$2,132,516
Net change in unrealized appreciation (depreciation)	$2,132,516
Net realized and unrealized gain	$2,959,632
Net increase in net assets from operations	$10,216,305
9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,256,673	$13,517,712
Net realized gain (loss)	827,116	(1,332,421)
Net change in unrealized appreciation (depreciation)	2,132,516	4,809,462
Net increase in net assets from operations	$10,216,305	$16,994,753
Distributions to shareholders:
Class A	$(1,491,016)	$(2,967,356)
Class C	(8,071)	(17,257)
Class I	(5,757,989)	(10,551,761)
Total distributions to shareholders	$(7,257,076)	$(13,536,374)
Capital share transactions:
Class A	$186,822	$(5,047,847)
Class C	(200,200)	51,298
Class I	18,718,689	(8,892,900)
Net increase (decrease) in net assets from capital share transactions	$18,705,311	$(13,889,449)
Net increase (decrease) in net assets	$21,664,540	$(10,431,070)
Net Assets
At beginning of period	$411,486,803	$421,917,873
At end of period	$433,151,343	$411,486,803
10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.40	$15.25	$15.46	$15.06	$16.69	$16.83
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.48	$0.46	$0.41	$0.26	$0.17
Net realized and unrealized gain (loss)	0.11	0.15	(0.21)	0.40	(1.63)	(0.14)
Total income (loss) from operations	$0.36	$0.63	$0.25	$0.81	$(1.37)	$0.03
Less Distributions
From net investment income	$(0.25)	$(0.48)	$(0.46)	$(0.41)	$(0.26)	$(0.17)
Total distributions	$(0.25)	$(0.48)	$(0.46)	$(0.41)	$(0.26)	$(0.17)
Net asset value — End of period	$15.51	$15.40	$15.25	$15.46	$15.06	$16.69
Total Return(2)	2.29%(3)	4.21%	1.65%	5.50%	(8.20)%	0.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,168	$92,346	$96,625	$105,114	$109,974	$128,437
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.88%(5)	0.90%	0.88%	0.89%	0.88%	0.87%
Net expenses	0.75%(5)	0.75%(6)	0.75%(6)	0.75%(6)	0.75%(6)	0.75%
Net investment income	3.27%(5)	3.15%	3.00%	2.73%	1.69%	1.02%
Portfolio Turnover	15%(3)	39%	37%	54%	88%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”) (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.40	$15.25	$15.46	$15.06	$16.69	$16.83
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.36	$0.34	$0.30	$0.14	$0.04
Net realized and unrealized gain (loss)	0.11	0.15	(0.20)	0.40	(1.62)	(0.13)
Total income (loss) from operations	$0.30	$0.51	$0.14	$0.70	$(1.48)	$(0.09)
Less Distributions
From net investment income	$(0.19)	$(0.36)	$(0.35)	$(0.30)	$(0.15)	$(0.05)
Total distributions	$(0.19)	$(0.36)	$(0.35)	$(0.30)	$(0.15)	$(0.05)
Net asset value — End of period	$15.51	$15.40	$15.25	$15.46	$15.06	$16.69
Total Return(2)	1.97%(3)	3.43%	0.89%	4.71%	(8.89)%	(0.56)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$515	$713	$653	$1,179	$1,462	$2,258
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.63%(5)	1.65%	1.63%	1.64%	1.63%	1.62%
Net expenses	1.50%(5)	1.50%(6)	1.50%(6)	1.50%(6)	1.50%(6)	1.50%
Net investment income	2.51%(5)	2.40%	2.24%	1.97%	0.89%	0.27%
Portfolio Turnover	15%(3)	39%	37%	54%	88%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.44	$15.29	$15.50	$15.10	$16.73	$16.88
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.51	$0.50	$0.45	$0.30	$0.21
Net realized and unrealized gain (loss)	0.10	0.16	(0.21)	0.40	(1.63)	(0.15)
Total income (loss) from operations	$0.37	$0.67	$0.29	$0.85	$(1.33)	$0.06
Less Distributions
From net investment income	$(0.27)	$(0.52)	$(0.50)	$(0.45)	$(0.30)	$(0.21)
Total distributions	$(0.27)	$(0.52)	$(0.50)	$(0.45)	$(0.30)	$(0.21)
Net asset value — End of period	$15.54	$15.44	$15.29	$15.50	$15.10	$16.73
Total Return(2)	2.41%(3)	4.47%	1.91%	5.75%	(7.94)%	0.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$339,469	$318,428	$324,640	$337,131	$314,760	$304,069
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.63%(5)	0.65%	0.63%	0.64%	0.63%	0.62%
Net expenses	0.50%(5)	0.50%(6)	0.50%(6)	0.50%(6)	0.50%(6)	0.50%
Net investment income	3.52%(5)	3.40%	3.25%	2.97%	1.97%	1.27%
Portfolio Turnover	15%(3)	39%	37%	54%	88%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

Calvert
Responsible Municipal Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,173,021	$ —	$9,173,021
Tax-Exempt Mortgage-Backed Securities	—	13,463,087	—	13,463,087
Tax-Exempt Municipal Obligations	—	378,293,306	—	378,293,306
Taxable Municipal Obligations	—	17,088,644	—	17,088,644
Short-Term Investments	11,359,038	—	—	11,359,038
Total Investments	$11,359,038	$418,018,058	$ —	$429,377,096
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
15

Calvert
Responsible Municipal Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $733,843.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $272,511.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $251,603.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2026 amounted to $114,142 and $3,222 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,995 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. The Fund was also informed that EVD received $474 of contingent deferred sales charges (CDSC) paid by Class A shareholders and no CDSC paid by Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $2,668 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $75,278,366 and $61,859,551, respectively.
16

Calvert
Responsible Municipal Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $57,632,497 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $8,819,662 are short-term and $48,812,835 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$423,750,009
Gross unrealized appreciation	$9,174,403
Gross unrealized depreciation	(3,547,316)
Net unrealized appreciation	$5,627,087
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2026.
6  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	328,107	$5,057,030	577,915	$8,749,206
Reinvestment of distributions	88,315	1,364,310	177,920	2,692,381
Shares redeemed	(404,816)	(6,234,518)	(1,093,023)	(16,489,434)
Net increase (decrease)	11,606	$186,822	(337,188)	$(5,047,847)
Class C
Shares sold	—	$ —	11,080	$165,149
Reinvestment of distributions	519	8,017	1,139	17,220
Shares redeemed	(13,595)	(208,217)	(8,718)	(131,071)
Net increase (decrease)	(13,076)	$(200,200)	3,501	$51,298
17

Calvert
Responsible Municipal Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,825,844	$43,673,612	5,902,635	$89,294,182
Reinvestment of distributions	276,887	4,288,296	522,863	7,933,999
Shares redeemed	(1,891,451)	(29,243,219)	(7,026,459)	(106,121,081)
Net increase (decrease)	1,211,280	$18,718,689	(600,961)	$(8,892,900)
18

Calvert
Responsible Municipal Income Fund
June 30, 2026
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
19

Calvert
Responsible Municipal Income Fund
June 30, 2026
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Responsible Municipal Income Fund (the “Fund”) with CRM, including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2025, while the Fund had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2025. The performance data also indicated that the Fund had outperformed its benchmark index for the one-and three-year periods ended December 31, 2025, while the Fund had underperformed its benchmark index for the five-year period ended December 31, 2025. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or
20

Calvert
Responsible Municipal Income Fund
June 30, 2026
Board of Trustees' Contract Approval — continued

reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
21

This Page Intentionally Left Blank

CTTLX-NCSR 6.30.26

Calvert
Small/Mid-Cap Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Calvert
Small/Mid-Cap Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.	26,875	$ 2,689,112
		$ 2,689,112
Automobile Components — 2.7%
Dorman Products, Inc.(1)	41,344	$ 5,641,389
		$ 5,641,389
Banks — 9.5%
Citizens Financial Group, Inc.	35,422	$ 2,482,020
Commerce Bancshares, Inc.	27,552	1,591,128
Community Financial System, Inc.	34,991	2,348,596
Cullen/Frost Bankers, Inc.	14,988	2,315,946
First Financial Bankshares, Inc.	41,324	1,429,810
Huntington Bancshares, Inc.	120,173	2,130,667
Old National Bancorp	138,696	3,592,226
SouthState Bank Corp.	40,185	4,014,482
		$19,904,875
Biotechnology — 1.9%
Neurocrine Biosciences, Inc.(1)	23,428	$3,948,438
		$3,948,438
Building Products — 7.9%
A.O. Smith Corp.	22,646	$1,420,357
Advanced Drainage Systems, Inc.	18,952	2,974,706
AZZ, Inc.	25,354	3,931,138
CSW Industrials, Inc.	22,222	6,184,383
Hayward Holdings, Inc.(1)	108,111	1,871,401
		$16,381,985
Capital Markets — 2.1%
LPL Financial Holdings, Inc.	6,151	$1,732,614
Tradeweb Markets, Inc., Class A	27,151	2,705,868
		$4,438,482
Chemicals — 3.3%
Balchem Corp.	18,738	$3,165,785
Quaker Chemical Corp.	23,773	3,776,817
		$6,942,602
Construction Materials — 0.9%
Knife River Corp.(1)	23,423	$1,959,334
		$1,959,334
Consumer Staples Distribution & Retail — 2.3%
Performance Food Group Co.(1)	43,619	$4,876,168
		$4,876,168
Security	Shares	Value
Containers & Packaging — 1.0%
AptarGroup, Inc.	16,119	$ 2,018,099
		$ 2,018,099
Distributors — 1.3%
Pool Corp.	12,574	$ 2,702,153
		$ 2,702,153
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.(1)	29,529	$ 2,093,015
		$ 2,093,015
Diversified REITs — 1.1%
Essential Properties Realty Trust, Inc.	75,091	$2,241,466
		$2,241,466
Electric Utilities — 1.0%
IDACORP, Inc.	13,243	$2,003,666
		$2,003,666
Electronic Equipment, Instruments & Components — 4.7%
Advanced Energy Industries, Inc.	3,319	$1,237,555
Badger Meter, Inc.	11,949	1,772,993
CDW Corp.	13,979	1,966,007
Knowles Corp.(1)	24,841	1,030,405
Ralliant Corp.	51,996	3,828,465
		$9,835,425
Food Products — 2.1%
Freshpet, Inc.(1)	21,669	$1,281,071
Post Holdings, Inc.(1)	35,487	3,132,083
		$4,413,154
Health Care Providers & Services — 0.5%
Addus HomeCare Corp.(1)	9,357	$940,098
		$940,098
Health Care Technology — 0.4%
HeartFlow, Inc.(1)	29,271	$858,811
		$858,811
Hotels, Restaurants & Leisure — 4.9%
Aramark	51,442	$2,927,050
Domino's Pizza, Inc.	5,755	1,703,710
Texas Roadhouse, Inc.	6,336	1,224,305
Wyndham Hotels & Resorts, Inc.	51,314	4,321,152
		$10,176,217
Household Durables — 1.3%
Installed Building Products, Inc.	3,879	$891,550

1
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
NVR, Inc.(1)	278	$ 1,894,125
		$ 2,785,675
Industrial REITs — 2.2%
EastGroup Properties, Inc.	14,184	$ 2,872,685
Rexford Industrial Realty, Inc.	52,028	1,742,938
		$ 4,615,623
Insurance — 7.1%
Arch Capital Group Ltd.(1)	12,265	$ 1,190,441
Cincinnati Financial Corp.	21,398	3,961,626
First American Financial Corp.	37,312	2,559,230
Hamilton Insurance Group Ltd., Class B	96,949	3,290,449
Kinsale Capital Group, Inc.	5,017	1,654,657
Ryan Specialty Holdings, Inc.	38,661	1,459,839
White Mountains Insurance Group Ltd.	339	702,879
		$14,819,121
Life Sciences Tools & Services — 0.5%
Repligen Corp.(1)	7,548	$1,029,849
		$1,029,849
Machinery — 11.6%
Alliance Laundry Holdings, Inc.(1)	79,971	$2,120,831
Atmus Filtration Technologies, Inc.	37,850	1,929,971
Donaldson Co., Inc.	50,084	4,496,041
ESCO Technologies, Inc.	9,721	3,402,739
Franklin Electric Co., Inc.	46,355	4,968,792
Graco, Inc.	46,155	3,489,780
Nordson Corp.	12,693	3,829,351
		$24,237,505
Multi-Utilities — 0.9%
NiSource, Inc.	39,088	$1,858,634
		$1,858,634
Oil, Gas & Consumable Fuels — 1.5%
California Resources Corp.	57,332	$3,031,143
		$3,031,143
Pharmaceuticals — 2.2%
Royalty Pharma PLC, Class A	80,088	$4,490,534
		$4,490,534
Residential REITs — 1.5%
Equity LifeStyle Properties, Inc.	49,121	$3,165,848
		$3,165,848
Semiconductors & Semiconductor Equipment — 4.8%
Allegro MicroSystems, Inc.(1)	34,855	$2,426,605
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc.(1)	33,056	$ 3,617,649
ON Semiconductor Corp.(1)	20,285	1,917,744
Rambus, Inc.(1)	15,337	2,035,833
		$ 9,997,831
Software — 5.1%
ACI Worldwide, Inc.(1)	22,686	$ 1,140,879
AppFolio, Inc., Class A(1)	5,266	844,403
Bentley Systems, Inc., Class B	55,417	1,656,414
CCC Intelligent Solutions Holdings, Inc.(1)	378,330	1,952,183
Descartes Systems Group, Inc.(1)	23,030	1,594,597
Manhattan Associates, Inc.(1)	14,347	1,997,820
Tyler Technologies, Inc.(1)	4,680	1,368,713
		$10,555,009
Specialized REITs — 1.7%
Lamar Advertising Co., Class A	23,389	$3,648,216
		$3,648,216
Specialty Retail — 4.0%
Burlington Stores, Inc.(1)	11,767	$3,727,786
Valvoline, Inc.(1)	116,188	4,594,073
		$8,321,859
Textiles, Apparel & Luxury Goods — 0.9%
Steven Madden Ltd.	45,436	$1,912,856
		$1,912,856
Trading Companies & Distributors — 2.8%
Core & Main, Inc., Class A(1)	73,076	$3,525,917
EquipmentShare.com, Inc., Class A(1)	117,601	2,312,036
		$5,837,953
Total Common Stocks (identified cost $175,630,730)		$204,372,145

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	3,699,315	$ 3,699,315
Total Short-Term Investments (identified cost $3,699,315)		$ 3,699,315
Total Investments — 99.7% (identified cost $179,330,045)		$208,071,460
Other Assets, Less Liabilities — 0.3%		$ 521,711
Net Assets — 100.0%		$208,593,171

2
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $175,630,730)	$204,372,145
Investments in securities of affiliated issuers, at value (identified cost $3,699,315)	3,699,315
Receivable for investments sold	705,345
Receivable for capital shares sold	86,540
Dividends receivable	169,981
Dividends receivable - affiliated	2,838
Receivable from affiliates	37,279
Trustees' deferred compensation plan	129,147
Total assets	$209,202,590
Liabilities
Payable for capital shares redeemed	$172,533
Payable to affiliates:
Investment advisory fee	83,679
Administrative fee	19,904
Distribution and service fees	32,619
Sub-transfer agency fee	30,672
Trustees' deferred compensation plan	129,147
Payable for accounting fees	54,627
Payable for transfer agency fees and expenses	40,267
Accrued expenses	45,971
Total liabilities	$609,419
Net Assets	$208,593,171
Sources of Net Assets
Paid-in capital	$180,848,722
Distributable earnings	27,744,449
Net Assets	$208,593,171
Class A Shares
Net Assets	$155,152,295
Shares Outstanding	6,130,251
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.31
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$26.71
Class C Shares
Net Assets	$2,185,723
Shares Outstanding	112,787
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.38
4
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2026
Class I Shares
Net Assets	$51,255,153
Shares Outstanding	1,922,289
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.66

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income	$1,392,245
Dividend income - affiliated issuers	11,791
Securities lending income, net	472
Total investment income	$1,404,508
Expenses
Investment advisory fee	$512,048
Administrative fee	121,675
Distribution and service fees:
Class A	188,627
Class C	11,175
Trustees' fees and expenses	2,790
Custodian fees	16,668
Transfer agency fees and expenses	149,834
Accounting fees	64,651
Professional fees	54,741
Registration fees	28,032
Reports to shareholders	9,823
Miscellaneous	18,019
Total expenses	$1,178,083
Waiver and/or reimbursement of expenses by affiliates	$(74,072)
Net expenses	$1,104,011
Net investment income	$300,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$127,256
Net realized gain	$127,256
Change in unrealized appreciation (depreciation):
Investment securities	$17,274,773
Net change in unrealized appreciation (depreciation)	$17,274,773
Net realized and unrealized gain	$17,402,029
Net increase in net assets from operations	$17,702,526
6
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$300,497	$144,175
Net realized gain	127,256	2,586,716
Net change in unrealized appreciation (depreciation)	17,274,773	(13,008,126)
Net increase (decrease) in net assets from operations	$17,702,526	$(10,277,235)
Distributions to shareholders:
Class A	$ —	$(6,539,364)
Class C	—	(126,448)
Class I	—	(2,115,104)
Total distributions to shareholders	$ —	$(8,780,916)
Capital share transactions (see Note 8):
Class A	$(11,275,209)	$140,941,232
Class C	(368,512)	2,556,816
Class I	(3,693,997)	49,218,335
Net increase (decrease) in net assets from capital share transactions	$(15,337,718)	$192,716,383
Net increase in net assets	$2,364,808	$173,658,232
Net Assets
At beginning of period	$206,228,363	$32,570,131
At end of period	$208,593,171	$206,228,363
7
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$23.21	$25.63	$24.84	$22.04	$27.86	$26.63
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.03	$0.00(2)	$(0.03)	$(0.03)	$(0.09)
Net realized and unrealized gain (loss)	2.07	(1.44)	2.63	2.99	(4.70)	5.02
Total income (loss) from operations	$2.10	$(1.41)	$2.63	$2.96	$(4.73)	$4.93
Less Distributions
From net investment income	$ —	$(0.02)	$(0.04)	$ —	$ —	$ —
From net realized gain	—	(0.99)	(1.80)	(0.16)	(1.09)	(3.70)
Total distributions	$ —	$(1.01)	$(1.84)	$(0.16)	$(1.09)	$(3.70)
Net asset value — End of period	$25.31	$23.21	$25.63	$24.84	$22.04	$27.86
Total Return(3)	9.05%(4)	(5.59)%	10.25%	13.44%	(17.09)%	18.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$155,152	$153,302	$26,529	$27,175	$26,123	$35,483
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.21%(6)	1.25%	1.30%	1.27%	1.25%	1.18%
Net expenses	1.14%(6)(7)	1.14%(7)	1.15%(7)(8)	1.18%(7)	1.20%(7)	1.18%
Net investment income (loss)	0.24%(6)	0.11%	0.01%	(0.13)%	(0.14)%	(0.29)%
Portfolio Turnover	19%(4)	48%	42%	43%	40%	58%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
8
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$17.84	$20.07	$19.91	$17.83	$22.96	$22.67
Income (Loss) From Operations
Net investment loss(1)	$(0.05)	$(0.11)	$(0.16)	$(0.18)	$(0.19)	$(0.26)
Net realized and unrealized gain (loss)	1.59	(1.13)	2.12	2.42	(3.85)	4.25
Total income (loss) from operations	$1.54	$(1.24)	$1.96	$2.24	$(4.04)	$3.99
Less Distributions
From net realized gain	$ —	$(0.99)	$(1.80)	$(0.16)	$(1.09)	$(3.70)
Total distributions	$ —	$(0.99)	$(1.80)	$(0.16)	$(1.09)	$(3.70)
Net asset value — End of period	$19.38	$17.84	$20.07	$19.91	$17.83	$22.96
Total Return(2)	8.63%(3)	(6.31)%	9.41%	12.58%	(17.73)%	18.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,186	$2,371	$58	$67	$206	$594
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96%(5)	1.93%	2.05%	2.00%	2.00%	1.93%
Net expenses	1.89%(5)(6)	1.89%(6)	1.90%(6)(7)	1.94%(6)	1.95%(6)	1.93%
Net investment loss	(0.51)%(5)	(0.58)%	(0.75)%	(0.95)%	(0.95)%	(1.05)%
Portfolio Turnover	19%(3)	48%	42%	43%	40%	58%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(7)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
9
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$24.43	$26.88	$25.97	$22.97	$28.92	$27.45
Income (Loss) From Operations
Net investment income (loss)(1)	$0.06	$0.10	$0.06	$0.03	$0.03	$(0.01)
Net realized and unrealized gain (loss)	2.17	(1.52)	2.76	3.13	(4.89)	5.18
Total income (loss) from operations	$2.23	$(1.42)	$2.82	$3.16	$(4.86)	$5.17
Less Distributions
From net investment income	$ —	$(0.04)	$(0.11)	$ —	$ —	$ —
From net realized gain	—	(0.99)	(1.80)	(0.16)	(1.09)	(3.70)
Total distributions	$ —	$(1.03)	$(1.91)	$(0.16)	$(1.09)	$(3.70)
Net asset value — End of period	$26.66	$24.43	$26.88	$25.97	$22.97	$28.92
Total Return(2)	9.13%(3)	(5.32)%	10.48%	13.77%	(16.91)%	19.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,255	$50,556	$5,983	$33,984	$25,757	$32,497
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%(5)	0.97%	1.01%	1.02%	1.00%	0.93%
Net expenses	0.89%(5)(6)	0.89%(6)	0.90%(6)(7)	0.93%(6)	0.95%(6)	0.93%
Net investment income (loss)	0.49%(5)	0.39%	0.23%	0.13%	0.11%	(0.01)%
Portfolio Turnover	19%(3)	48%	42%	43%	40%	58%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(7)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
10
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small/Mid-Cap Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide growth of capital. The Fund is the accounting successor to the Eaton Vance Special Equities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023. The Fund also inherited the Predecessor Fund’s historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Small/Mid-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$204,372,145(1)	$ —	$ —	$204,372,145
Short-Term Investments	3,699,315	—	—	3,699,315
Total Investments	$208,071,460	$ —	$ —	$208,071,460

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Calvert
Small/Mid-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
Pursuant to an advisory agreement between the Fund and Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays CRM a fee as compensation for investment advisory services provided to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.505%
$500 million but less than $1 billion	0.480%
$1 billion but less than $2.5 billion	0.455%
$2.5 billion but less than $5 billion	0.435%
$5 billion and over	0.420%
For the six months ended June 30, 2026, the investment advisory fee amounted to $512,048 or 0.505% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $457 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (related to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89% and 0.89% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect through September 15, 2028. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $73,615.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2026, the administrative fee amounted to $121,675.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2026 amounted to $188,627 and $11,175 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,302 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $41,472 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to
13

Calvert
Small/Mid-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
During the six months ended June 30, 2026, CRM reimbursed the Fund $15,025 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
3  Investment Activity
Purchases and sales of investments, other than short-term obligations, aggregated $37,771,056 and $57,679,591, respectively, for the six months ended June 30, 2026.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2025, the Fund had a net capital loss of $1,156,267 attributable to security transactions incurred after October 31, 2025 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2026.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$179,598,497
Gross unrealized appreciation	$37,882,499
Gross unrealized depreciation	(9,409,536)
Net unrealized appreciation	$28,472,963
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at June 30, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
14

Calvert
Small/Mid-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,699,315, which represents 1.7% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,274	$20,204,596	$(16,506,555)	$ —	$ —	$3,699,315	$11,791	3,699,315
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	68,071	$1,619,715	276,443	$6,996,126
Issued in connection with tax-free reorganization (see Note 9)	—	—	5,547,427	140,284,552
Reinvestment of distributions	—	—	260,845	6,221,164
Shares redeemed	(541,565)	(12,894,924)	(515,880)	(12,560,610)
Net increase (decrease)	(473,494)	$(11,275,209)	5,568,835	$140,941,232
Class C
Shares sold	3,044	$56,725	14,341	$274,679
Issued in connection with tax-free reorganization (see Note 9)	—	—	125,188	2,465,317
Reinvestment of distributions	—	—	6,797	124,648
Shares redeemed	(23,127)	(425,237)	(16,347)	(307,828)
Net increase (decrease)	(20,083)	$(368,512)	129,979	$2,556,816
Class I
Shares sold	284,066	$7,127,273	295,689	$7,625,491
Issued in connection with tax-free reorganization (see Note 9)	—	—	2,031,307	53,949,712
Reinvestment of distributions	—	—	83,744	2,101,136
Shares redeemed	(431,503)	(10,821,270)	(563,641)	(14,458,004)
Net increase (decrease)	(147,437)	$(3,693,997)	1,847,099	$49,218,335
9  Reorganization
As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The purpose of the transaction was to combine two funds managed by CRM with substantially similar investment objectives and policies. The reorganization was accomplished by a tax-free exchange of 5,547,427 shares of Class A of the Fund (valued at $140,284,552) for the 4,446,226 shares of Class A of Calvert Mid-Cap Fund, 125,188 shares of Class C of the Fund (valued at $2,465,317) for the 155,735 shares of Class C of Calvert Mid-Cap Fund and 2,031,307 shares of Class I of the Fund (valued at $53,949,712) for the 1,325,404 shares of Class I of Calvert Mid-Cap Fund, each outstanding on September 12, 2025.
15

Calvert
Small/Mid-Cap Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The investment portfolio of Calvert Mid-Cap Fund, with a fair value of $199,360,018 and identified cost of $183,490,644 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Calvert Mid-Cap Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $34,994,416. The net assets of Calvert Mid-Cap Fund at that date of $196,699,581, including $44,870 of accumulated net realized losses and $15,869,374 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $231,693,997.
Assuming the acquisition had been completed on January 1, 2025, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended December 31, 2025 were as follows:

Net investment income	$313,422
Net realized and unrealized gain (loss)	$(39,657,771)
Net decrease in net assets from operations	$(39,344,349)
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it was not practicable to separate the amounts of revenue and earnings of Calvert Mid-Cap Fund since September 12, 2025 through December 31, 2025.
16

Calvert
Small/Mid-Cap Fund
June 30, 2026
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
17

Calvert
Small/Mid-Cap Fund
June 30, 2026
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Small/Mid-Cap Fund (the “Fund”) with CRM, including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and a comparative benchmark index.  The Board’s review included comparative performance data for the one-year period ended December 31, 2025.  This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-year period ended December 31, 2025.  The Board took into account management’s discussion of the Fund’s performance.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective
18

Calvert
Small/Mid-Cap Fund
June 30, 2026
Board of Trustees' Contract Approval — continued

median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
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CMPAX-NCSR 6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: August 24, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: August 24, 2026